UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-7739

Harding, Loevner Funds, Inc.
(Exact name of registrant as specified in charter)

50 Division Street, Somerville, NJ			08876
(Address of principal executive offices)			(Zip code)

David R. Loevner, President 50 Division Street, Somerville, NJ 08876
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(877) 435-8105

Date of fiscal year end:	10/31/2009

Date of reporting period:	10/31/2009

Item 1. Reports to Stockholders

Annual Report	October 31, 2009

Mutual Funds for Individual Investors

•      Emerging Markets Portfolio

•      International Equity Portfolio

•      International Small Companies Portfolio

•      Global Equity Portfolio

State Street Bank and Trust Company

Attn: Harding, Loevner Funds, Inc.

200 Clarendon Street, 16th Floor, JHT 1651

Boston, MA 02116

(877) 435-8105 • www.hardingloevnerfunds.com

Harding, Loevner Funds, Inc.

Table of Contents

Expense Example	2

Performance Information and Statements of Net Assets

Emerging Markets Portfolio	3

International Equity Portfolio	10

International Small Companies Portfolio	17

Global Equity Portfolio	24

Statements of Operations	31

Statements of Changes in Net Assets	33

Financial Highlights	37

Notes to Financial Statements	41

Report of Independent Registered Public Accounting Firm	53

Supplemental Tax Information	54

Directors and Principal Officers	55

Supplemental Information	58

For use only when preceded or accompanied by a prospectus. Read the prospectus carefully before you invest or send money.

Harding, Loevner Funds, Inc.

Expense Example

October 31, 2009 (unaudited)

As a shareholder of a Harding Loevner Portfolio, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and (2) ongoing costs, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on May 1, 2009 and held for the entire six month period from May 1, 2009 to October 31, 2009 for the Emerging Markets Portfolio, International Equity Portfolio—Investor Class, International Small Companies—Investor Class and Global Equity Portfolio.

Actual Expenses

The first line under each Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Portfolio under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on each Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under each Portfolio in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2009	Ending Account Value October 31, 2009	Annualized Expense Ratio	Expenses Paid During Period* (May 1, 2009 to October 31, 2009)
Emerging Markets Portfolio
Actual	$1,000.00	$1,358.00	1.64%	$9.75
Hypothetical (5% annual return before expenses)	1,000.00	1,016.90	1.64%	8.34
International Equity Portfolio—Investor Class
Actual	1,000.00	1,319.40	1.25%	7.31
Hypothetical (5% annual return before expenses)	1,000.00	1,018.90	1.25%	6.36
International Small Companies Portfolio— Investor Class
Actual	1,000.00	1,535.30	1.75%	11.18
Hypothetical (5% annual return before expenses)	1,000.00	1,016.40	1.75%	8.89
Global Equity Portfolio
Actual	1,000.00	1,265.30	1.25%	7.14
Hypothetical (5% annual return before expenses)	1,000.00	1,018.90	1.25%	6.36

*  Expenses are calculated using each Portfolio's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (184 days), and divided by the number of days in the year (365 days).

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio — Overview
(unaudited)
October 31, 2009

	Returns for the Year Ended October 31, 2009
	Cumulative Total Returns			Average Annualized Total Return
FUND NAME	Last 12 Months	5 YR	10 YR	5 YR	10 YR
Emerging Markets Portfolio (Inception date 11/9/98)	48.44%	99.83%	265.23%	14.85%	13.83%
MSCI Emerging Markets (Net dividend)	64.11%	117.14%	188.93%	16.77%	11.19%
Lipper Emerging Markets Funds Index	56.90%	96.12%	182.23%	14.42%	10.93%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance current to the most recent month end may be lower or higher than the performance quoted and may be obtained by visiting the website at www.hardingloevnerfunds.com.

Investment return reflects voluntary fee waivers in effect. Absence such waivers, total return would be reduced. The performance provided does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions.

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio (Individual) — Overview

October 31, 2009

The Emerging Markets Portfolio gained 48.44% for the fiscal year ending October 31, 2009, as compared to a gain of 64.11% for its benchmark, the MSCI Emerging Markets Index.

Consistent with its investment objectives and policies, the Portfolio was invested primarily in the securities of emerging markets companies that exhibit the fundamental characteristics of growth, financial strength, management quality, and durable competitive advantage.

The Portfolio's underperformance this period was the result primarily of unfavorable stock selection. Because we did not own some of the most distressed, cyclically-exposed companies in the Financials, Industrials, and Consumer Discretionary sectors that had previously declined the most in 2008, our companies did not benefit as much in the early stages of the rally that began in late February. Our overweight in the lagging Health Care sector and underweight in the booming Materials sector also detracted from relative returns.

Our holdings lagged the most in the Financials, Industrials, and Information Technology sectors, where the poor stocks included Samsung Fire & Marine, China Communications Construction, and Delta Electronics. Portfolio companies in Consumer Staples and Telecom Services outperformed overall. Strong stocks in these sectors included Hengan International, JBS, and Telekom Indonesia.

From a geographic perspective, the largest detractor from performance was our underweight and poor stock selection in Asia, including East Asia (China, Taiwan, and South Korea). Many listed companies in Asia are export-focused manufacturers, for whom we believe the potential for further expansion of excess capacity and margin-destroying competition presents risks for investors. In China, poor corporate governance and the lack of corporate capital allocation discipline remain obstacles to our finding attractive investments in this market.

Past performance does not guarantee future results.

The Portfolio invests in foreign securities, which will involve greater volatility and political, economic, and currency risks and differences in accounting methods. It also invests in emerging markets, which involve unique risks, such as exposure to economies less diverse and mature than the U.S. or other more established foreign markets. Economic and political instability may cause larger price changes in emerging markets securities than other foreign securities. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investment by the Portfolio in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. The Index consists of 22 emerging market countries. The Index is net of foreign withholding taxes on dividends. You cannot invest directly in this Index.

It is not possible to invest directly in an index.

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio
Statement of Net Assets
October 31, 2009

Industry	Percentage of Net Assets
Airlines	0.9%
Banks	18.2
Beverages, Food & Tobacco	4.5
Building Materials	2.0
Chemicals	2.7
Commercial Services & Supplies	3.8
Communications	8.5
Computers & Information	0.5
Cosmetics & Personal Care	1.0
Electric Utilities	1.2
Electrical Equipment	5.4
Electronics	1.7
Engineering & Construction	2.5
Financial Services	1.0
Food	1.1
Food Retailers	1.4
Health Care Providers & Services	2.6
Home Construction, Furnishings & Appliances	2.1
Household Products	1.1
Insurance	3.6
Iron & Steel	0.5
Media	1.4
Medical Supplies	0.7
Metals & Mining	3.9
Oil & Gas	12.0
Pharmaceuticals	3.3
Real Estate	1.4
Retailers	3.4
Semiconductors	5.3
Total Investments	97.7
Other Assets Less Liabilities	2.3 *
Net Assets	100.0%

*  Breakout of other assets and liabilities can be found on page 9.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio
Statement of Net Assets
October 31, 2009 (continued)

	Shares	Value (1)
Common Stocks - 96.1%
Brazil - 17.1%
Anhanguera Educacional Participacoes SA (Commercial Services & Supplies)	1,663,882	$22,999,277
Banco Bradesco SA - ADR (Banks)	1,688,200	33,257,540
Cia Brasileira de Distribuicao Grupo Pao de Acucar - Sponsored ADR (Food)	289,200	17,493,708
Itau Unibanco Banco Multiplo SA - ADR (Banks)	1,364,058	26,108,070
JBS SA (Beverages, Food & Tobacco)	4,530,400	25,126,026
Natura Cosmeticos SA (Cosmetics & Personal Care)	891,900	15,973,799
Petroleo Brasileiro SA - ADR (Oil & Gas)	1,457,084	67,346,423
Usinas Siderurgicas de Minas Gerais SA (Iron & Steel)	305,900	7,586,723
Vale SA - Sponsored ADR (Metals & Mining)	1,866,200	47,569,438
		263,461,004
Chile - 2.5%
Banco Santander - ADR (Banks)	328,244	17,278,764
Sociedad Quimica y Minera de Chile SA - Sponsored ADR (Chemicals)	576,500	21,186,375
		38,465,139
China - 11.8%
Anhui Conch Cement Co., Ltd. (Building Materials)	2,530,000	16,369,685
China Communications Construction Co., Ltd. - Class H (Engineering & Construction)	18,090,000	19,521,536
China Insurance International Holdings Co., Ltd. (Insurance)	6,411,600	22,421,416
China Mobile Ltd. - Sponsored ADR (Communications)	346,061	16,171,430
China Overseas Land & Investment Ltd. (Real Estate)	9,720,000	20,948,952
Hengan International Group Co., Ltd. (Health Care Providers & Services)	6,241,000	40,009,646
Jiangsu Expressway Co., Ltd. - Class H (Commercial Services & Supplies)	24,020,000	21,309,861
New Oriental Education & Technology Group - Sponsored ADR (Commercial Services & Supplies)	203,500	14,212,440
Shandong Weigao Group Medical Polymer Co., Ltd. (Medical Supplies)	3,196,000	11,146,921
		182,111,887
Colombia - 1.1%
BanColombia SA - Sponsored ADR (Banks)	436,300	17,268,754
Czech Republic - 0.9%
Central European Media Enterprises Ltd. (Media)*	526,000	13,223,640
Egypt - 1.1%
Orascom Construction Industries - GDR, Reg. S (Engineering & Construction)	338,200	16,341,977
Greece - 0.9%
Coca Cola Hellenic Bottling Co. SA (Beverages, Food & Tobacco)*	535,200	13,946,578
Hungary - 0.5%
Richter Gedeon Nyrt (Pharmaceuticals)	40,500	8,404,874
India - 5.2%
Axis Bank Ltd. (Banks)	989,400	18,666,115
HDFC Bank Ltd. - ADR (Banks)	238,497	26,380,153
Hindustan Unilever Ltd. (Household Products)	2,713,700	16,218,916
NTPC Ltd. (Electric Utilities)	4,065,900	18,139,733
		79,404,917

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio
Statement of Net Assets
October 31, 2009 (continued)

	Shares	Value (1)
Indonesia - 2.4%
PT Bank Rakyat Indonesia (Banks)	24,259,000	$17,708,576
PT Telekomunikasi Indonesia - Sponsored ADR (Communications)	581,450	19,716,969
		37,425,545
Israel - 3.0%
Israel Chemicals Ltd. (Chemicals)	1,796,400	21,001,512
Teva Pharmaceutical Industries Ltd. - Sponsored ADR (Pharmaceuticals)	485,300	24,497,944
		45,499,456
Luxembourg - 1.1%
Millicom International Cellular SA (Communications)	266,100	16,673,826
Malaysia - 1.2%
Public Bank Berhad (Banks)	212,682	664,258
Public Bank Berhad (Banks)	5,582,000	17,377,037
		18,041,295
Mexico - 6.8%
America Movil SA de CV, Series L - ADR (Communications)	664,600	29,328,798
Grupo Aeroportuario del Sureste SAB de CV, Series B - ADR (Engineering & Construction)	71,598	2,913,323
Grupo Financiero Banorte SA de CV, Class O (Financial Services)	4,701,840	15,422,640
Grupo Televisa SA - Sponsored ADR (Media)	466,600	9,033,376
Telmex Internacional SAB de CV, Series L - ADR (Communications)	913,800	12,299,748
Urbi Desarrollos Urbanos SA de CV (Home Construction, Furnishings & Appliances)	6,278,500	12,363,230
Wal-Mart de Mexico SA de CV - Sponsored ADR (Retailers)	690,707	24,043,511
		105,404,626
Panama - 0.9%
Copa Holdings SA - Class A (Airlines)	336,900	14,227,287
Peru - 1.1%
Credicorp Ltd. (Banks)	247,500	17,084,925
Philippines - 0.4%
Philippine Long Distance Telephone Co. - Sponsored ADR (Communications)	127,215	6,780,560
Poland - 1.9%
Bank Pekao SA (Banks)	304,861	16,215,115
Central European Distribution Corp. (Beverages, Food & Tobacco)	394,200	12,263,562
		28,478,677
Russia - 6.0%
Lukoil - Sponsored ADR (Oil & Gas)	574,894	33,573,809
OAO Gazprom - Sponsored ADR (Oil & Gas)	1,550,285	37,016,842
X 5 Retail Group NV - GDR, Reg. S (Food Retailers)	885,985	21,227,088
		91,817,739
South Africa - 5.8%
Massmart Holdings Ltd. (Retailers)	1,299,700	15,012,809
MTN Group Ltd. (Communications)	2,002,700	30,061,582
Pretoria Portland Cement Co., Ltd. (Building Materials)	3,309,000	13,810,207
SABMiller plc (Beverages, Food & Tobacco)	650,600	17,382,162
Standard Bank Group Ltd. (Banks)	1,021,316	12,776,510
		89,043,270

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio
Statement of Net Assets
October 31, 2009 (continued)

	Shares	Value (1)
South Korea - 8.7%
KB Financial Group Inc. - ADR (Banks)	459,337	$21,790,947
Samsung Electronics Co., Ltd., GDR, Reg S - GDR (Semiconductors)	143,080	43,343,050
Samsung Electronics Co., Ltd., GDR, Reg S - GDR (Semiconductors)	48,759	9,686,609
Samsung Fire & Marine Insurance Co., Ltd. (Insurance)	182,400	33,438,270
Shinsegae Co., Ltd. (Retailers)	31,500	13,680,197
Taewoong Co., Ltd. (Metals & Mining)	189,000	12,693,767
		134,632,840
Taiwan - 9.4%
Delta Electronics (Electrical Equipment)	10,986,751	30,650,798
Hon Hai Precision Industry Co., Ltd. (Electrical Equipment)	6,192,000	24,378,311
HTC Corp. (Computers & Information)	774,650	7,745,302
MediaTek Inc. (Semiconductors)	2,016,144	28,542,609
Synnex Technology International Corp. (Electronics)	13,422,050	25,474,050
Taiwan Semiconductor Manufacturing Co. (Electrical Equipment)	15,804,637	28,745,983
		145,537,053
Thailand - 2.7%
PTT Exploration & Production plc (Oil & Gas)	4,866,800	21,112,520
Siam Commercial Bank-Alien (Banks)	8,863,300	20,484,366
		41,596,886
Turkey - 2.4%
Arcelik (Home Construction, Furnishings & Appliances)	6,289,700	20,465,602
Turkiye Garanti Bankasi AS (Banks)	4,793,300	17,182,443
		37,648,045
United Kingdom - 1.2%
Hikma Pharmaceuticals plc (Pharmaceuticals)	2,349,000	18,145,625
Total Common Stocks (Cost $1,107,825,521)		1,480,666,425
Preferred Stocks - 1.7%
Brazil - 0.2%
Petroleo Brasileiro SA - Sponsored ADR (Oil & Gas)	54,000	2,166,480
Russia - 1.5%
Oil & Gas - 1.5%
Transneft (Oil & Gas)	26,900	23,403,000
Total Preferred Stocks (Cost $9,383,336)		25,569,480
Total Investments - 97.8% (Cost $1,117,208,857)		$1,506,235,905

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio
Statement of Net Assets
October 31, 2009 (continued)

Value (1)
Liabilities, Net of Other Assets - 2.2%
Cash	$35,826,736
Dividends and interest receivable	1,636,929
Foreign currency (cost $696,586)	690,157
Receivable for Fund units sold	2,688,326
Tax reclaim receivable	145,936
Prepaid expenses	1,284
Payable to Investment Advisor	(1,410,034)
Payable for Fund units redeemed	(2,412,116)
Other liabilities	(2,581,376)
34,585,842
Net Assets - 100%
Applicable to 38,868,544 outstanding $.001 par value units (authorized 500,000,000 shares)	$1,540,821,747
Net Asset Value, Offering Price and Redemption Price Per Unit	$39.64
Components of Net Assets as of October 31, 2009 were as follows:
Paid-in capital	$1,316,113,524
Accumulated undistributed net investment income	4,594,502
Accumulated net realized loss from investment transactions	(167,193,464)
Net unrealized appreciation on investments and on assets and liabilities denominated in foreign currencies	387,307,185
$1,540,821,747

Summary of Abbreviations

ADR  American Depository Receipt

GDR  Global Depositary Receipt

Reg S  Security sold outside United States without registration under the Securities Act of 1933.

(1)  See Note 2 to Financial Statements.

*  Non-income producing security.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio — Overview
(unaudited)
October 31, 2009

	Returns for the Year Ended October 31, 2009
	Cumulative Total Returns			Average Annualized Total Return
FUND NAME	Last 12 Months	5 YR	Inception	5 YR	Inception
International Equity Investor Class (Inception date 09/30/05)	32.48%	N/A	14.26%	N/A	3.32%
MSCI All Country World ex-US (Net dividend)	34.13%	N/A	13.47%	N/A	3.14%
Lipper International Fund Index	28.17%	N/A	8.73%	N/A	2.07%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance current to the most recent month end may be lower or higher than the performance quoted and may be obtained by visiting the website at www.hardingloevnerfunds.com.

Investment return reflects voluntary fee waivers in effect. Absence such waivers, total return would be reduced. The performance provided does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions.

Harding, Loevner Funds, Inc.

International Equity Portfolio (Investor Class) — Overview

October 31, 2009

The International Equity Portfolio gained 32.48% for the fiscal year ending October 31, 2009. In comparison, its benchmark, the MSCI All Country World ex-US Index, rose 34.13%.

Consistent with its investment objectives and policies, the Portfolio was invested primarily in the securities of non-US companies that exhibited the fundamental characteristics of growth, financial strength, management quality, and durable competitive advantage.

The portfolio's return was near the benchmark return. Good relative stock performance within sectors offset poor allocation between sectors. Heavy weightings in Health Care and Consumer Staples, along with light weightings in Materials and Financials hindered performance. The portfolio benefited from good stock selection in a number of industry groups, including consumer durables & apparel (LVMH), retailing (Li & Fung, China Resources Enterprise), food & staples retailing (Olam International), pharmaceuticals & biotech (Qiagen), capital goods (Atlas Copco, Schneider Electric), and telecom services (Telekom Indonesia). Positive stock selection was offset by a few holdings that lagged their industry groups, including companies in energy (Imperial Oil, Encana), diversified financials (Nomura Holdings), insurance (Swiss Reinsurance), health care equipment & services (Fresenius), technology hardware & equipment (Nokia), and materials (Air Liquide).

Viewed geographically, the portfolio enjoyed good stock selection in developed markets across Europe and Japan, but our holdings in emerging markets failed to keep up with the torrid pace of the emerging markets sub-index. Stock selection was particularly strong in the UK (Standard Chartered), France (LVMH, Schneider Electric), Germany (Allianz, Qiagen), Japan (Kubota, JSR), Hong Kong (Li & Fung) and Singapore (Olam International), along with Bermuda (Bunge). Emerging markets holdings that lagged included companies in Russia (Gazprom), South Africa (Sasol), Indonesia (Telekom Indonesia), and Taiwan (Taiwan Semiconductor).

Past performance does not guarantee future results.

The Portfolio invests in foreign securities, which will involve greater volatility and political, economic, and currency risks. It also invests in emerging markets, which involve unique risks, such as exposure to economies less diverse and mature than the U.S. or other more established foreign markets. Economic and political instability may cause larger price changes in emerging markets securities than other foreign securities. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investment by the Portfolio in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities. The portfolio invests in smaller companies which involve additional risks such as limited liquidity and greater volatility.

The MSCI All Country World ex-US Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets, excluding the US. The Index consists of 44 developed and emerging market countries. The Index is net of foreign withholding taxes on dividends. You cannot invest directly in this Index.

It is not possible to invest directly in an index.

Harding, Loevner Funds, Inc.

International Equity Portfolio
Statement of Net Assets
October 31, 2009

Industry	Percentage of Net Assets
Banks	7.6%
Beverages, Food & Tobacco	13.3
Chemicals	5.5
Commercial Services & Supplies	5.9
Communications	5.9
Computer Software & Processing	3.2
Cosmetics & Personal Care	2.2
Electrical Equipment	8.5
Electronics	2.0
Financial Services	3.5
Health Care Providers & Services	1.2
Heavy Machinery	2.4
Holding Companies - Diversified	2.2
Insurance	2.8
Machinery - Diversified	1.3
Media	5.0
Medical Supplies	5.4
Oil & Gas	9.9
Oil & Gas Services	1.7
Pharmaceuticals	2.1
Real Estate	1.3
Retailers	3.3
Semiconductors	2.0
Total Investments	98.2
Other Assets Less Liabilities	1.8 *
Net Assets	100.0%

*  Breakout of other assets and liabilities can be found on page 16.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio
Statement of Net Assets
October 31, 2009 (continued)

	Shares	Value (1)
Common Stocks - 97.5%
Australia - 1.8%
Cochlear Ltd. (Medical Supplies)	93,800	$5,375,496
Austria - 2.0%
Erste Bank der Oesterreichischen Sparkassen AG (Banks)	149,220	5,995,923
Bermuda - 2.5%
Bunge Ltd. (Beverages, Food & Tobacco)	129,280	7,376,717
Brazil - 0.8%
Petroleo Brasileiro SA - ADR (Oil & Gas)	52,888	2,444,483
Canada - 3.2%
EnCana Corp. (Oil & Gas)	79,882	4,424,664
Imperial Oil Ltd. (Oil & Gas)	137,290	5,168,968
		9,593,632
China - 2.7%
China Resources Enterprise (Financial Services)	2,442,000	8,151,832
Finland - 2.0%
Nokia Oyj - Sponsored ADR (Communications)	465,240	5,866,676
France - 15.1%
Air Liquide (Chemicals)	94,402	10,194,126
Dassault Systemes SA (Computer Software & Processing)	163,800	9,443,602
L'Oreal SA (Cosmetics & Personal Care)	65,170	6,641,877
LVMH Moet Hennessy Louis Vuitton SA (Beverages, Food & Tobacco)	64,430	6,684,127
Schlumberger Ltd. (Oil & Gas Services)	83,400	5,187,480
Schneider Electric SA (Electrical Equipment)	66,450	6,902,044
		45,053,256
Germany - 5.8%
Allianz SE (Insurance)	73,400	8,412,189
Fresenius AG (Health Care Providers & Services)	73,368	3,649,800
Qiagen NV (Commercial Services & Supplies)*	253,470	5,257,080
		17,319,069
Hong Kong - 3.4%
Hutchison Whampoa Ltd. (Commercial Services & Supplies)	531,000	3,717,414
Li & Fung Ltd. (Commercial Services & Supplies)	1,550,200	6,419,433
		10,136,847
Indonesia - 1.8%
PT Telekomunikasi Indonesia - Sponsored ADR (Communications)	154,940	5,254,015
Israel - 0.8%
Teva Pharmaceutical Industries Ltd. - Sponsored ADR (Pharmaceuticals)	44,160	2,229,197
Japan - 14.3%
Fanuc Ltd. (Electrical Equipment)	65,400	5,493,297
Hoya Corp. (Electronics)	267,300	5,854,040

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio
Statement of Net Assets
October 31, 2009 (continued)

	Shares	Value (1)
Japan (continued)
JSR Corp. (Chemicals)	323,900	$6,305,223
Jupiter Telecommunications Co., Ltd. (Media)	6,085	5,589,849
Keyence Corp. (Electrical Equipment)	34,765	6,897,888
Kubota Corp. (Machinery - Diversified)	505,300	3,920,034
Nomura Holdings Inc. (Financial Services)	335,200	2,345,623
So-net M3 Inc. (Commercial Services & Supplies)	664	2,278,830
Sumitomo Realty & Development Co., Ltd. (Real Estate)	199,000	3,739,343
		42,424,127
Malaysia - 2.2%
Sime Darby Berhad (Holding Companies - Diversified)	2,574,810	6,652,016
Mexico - 4.3%
America Movil SA de CV, Series L - ADR (Communications)	144,000	6,354,720
Wal-Mart de Mexico SA de CV - Sponsored ADR (Retailers)	184,620	6,426,622
		12,781,342
Poland - 1.0%
Bank Pekao SA - GDR, Reg. S (Banks)#,*	52,560	2,857,825
Russia - 2.3%
OAO Gazprom - Sponsored ADR (Oil & Gas)	280,570	6,699,294
Singapore - 3.3%
DBS Group Holdings Ltd. (Banks)	607,083	5,539,736
Olam International Ltd. (Beverages, Food & Tobacco)	2,230,900	4,277,217
		9,816,953
South Africa - 0.7%
Sasol Ltd. (Oil & Gas)	55,641	2,084,364
South Korea - 2.0%
Samsung Electronics Co., Ltd., GDR, Reg S - GDR (Semiconductors)	18,520	5,610,241
Samsung Electronics Co., Ltd., GDR, Reg S - GDR (Semiconductors)	1,500	297,994
		5,908,235
Sweden - 2.3%
Atlas Copco AB - Class A (Heavy Machinery)	510,600	6,977,482
Switzerland - 9.5%
Alcon Inc. (Medical Supplies)	49,370	7,049,542
Nestle SA - Sponsored ADR (Beverages, Food & Tobacco)	220,350	10,250,682
Roche Holding AG - Genusschein (Pharmaceuticals)	24,350	3,901,402
Swatch Group AG (Retailers)	14,880	3,468,954
Synthes Inc. (Medical Supplies)	29,320	3,479,419
		28,149,999
Taiwan - 2.0%
Taiwan Semiconductor Manufacturing Co. (Electrical Equipment)	3,330,125	6,056,939
United Kingdom - 11.7%
BG Group plc (Oil & Gas)	372,680	6,424,711
Standard Chartered plc (Banks)	338,010	8,300,246
Tesco plc (Beverages, Food & Tobacco)	874,980	5,838,969

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio
Statement of Net Assets
October 31, 2009 (continued)

	Shares	Value (1)
United Kingdom (continued)
Unilever plc (Beverages, Food & Tobacco)	167,425	$5,011,364
WPP plc (Media)	1,043,920	9,361,788
		34,937,078
Total Common Stocks (Cost $230,874,100)		290,142,797
Preferred Stocks - 0.7%
Brazil - 0.7%
Petroleo Brasileiro SA - Sponsored ADR (Oil & Gas)	55,400	2,222,648
Total Preferred Stocks (Cost $1,789,747)		2,222,648
Total Investments - 98.2% (Cost $232,663,847)		$292,365,445

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio
Statement of Net Assets
October 31, 2009 (continued)

Value (1)
Liabilities, Net of Other Assets - 1.8%
Cash	$4,718,958
Dividends and interest receivable	415,158
Foreign currency (cost $29,515)	29,654
Receivable for Fund units sold	317,218
Tax reclaim receivable	84,743
Prepaid expenses	2,508
Payable to Investment Advisor	(182,237)
Payable for Fund units redeemed	(54,407)
Payable for distribution fees	(15,865)
Other liabilities	(97,840)
5,217,890
Net Assets - 100%
Investor Class
Applicable to 3,173,243 outstanding $.001 par value units (authorized 250,000,000 shares)	$38,133,502
Net Asset Value, Offering Price and Redemption Price Per Unit	$12.02
Institutional Class
Applicable to 21,549,438 outstanding $.001 par value units (authorized 250,000,000 shares)	$259,449,833
Net Asset Value, Offering Price and Redemption Price Per Unit	$12.04
Components of Net Assets as of October 31, 2009 were as follows:
Paid-in capital	$247,801,995
Accumulated undistributed net investment income	2,365,492
Accumulated net realized loss from investment transactions	(12,296,884)
Net unrealized appreciation on investments and on assets and liabilities denominated in foreign currencies	59,712,732
$297,583,335

Summary of Abbreviations

ADR  American Depository Receipt

GDR  Global Depositary Receipt

Reg S  Security sold outside United States without registration under the Securities Act of 1933.

(1)  See Note 2 to Financial Statements.

*  Non-income producing security.

#  Security valued at fair value as determined in good faith under policies and procedures established by and under the supervision of the Portfolio's Board of Directors.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio — Overview
(unaudited)
October 31, 2009

	Returns for the Year Ended October 31, 2009
	Cumulative Total Returns		Average Annualized Total Return
FUND NAME	Last 12 Months	Inception	Inception
International Small Companies Investor Class (Inception date 03/26/07)	63.47%	(8.75)%	(3.46)%
MSCI All Country World ex-US Small Cap	60.12%	(19.08)%	(7.81)%
Lipper International Small Cap Index	44.85%	(24.90)%	(10.42)%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance current to the most recent month end may be lower or higher than the performance quoted and may be obtained by visiting the website at www.hardingloevnerfunds.com.

Investment return reflects voluntary fee waivers in effect. Absence such waivers, total return would be reduced. The performance provided does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions.

Harding, Loevner Funds, Inc.

International Small Companies (Individual) — Overview

October 31, 2009

The International Small Companies Portfolio rose 63.47% for the fiscal year ending October 31, 2009, while its benchmark, the MSCI All Country World ex-US Small Cap Index, rose 60.12%.

Consistent with its investment objectives and policies, the Portfolio was invested primarily in the securities of non-US smaller capitalization companies that exhibit the fundamental characteristics of growth, financial strength, management quality, and durable competitive advantage.

The Portfolio benefitted from strong stock selection in a wide range of sectors this period, particularly Consumer Discretionary, Health Care, Industrials, Materials, and Telecom Services. Notable stocks included Supermax Corporation (a Singapore-based maker of rubber and latex medical gloves) and Choong Ang Vaccine (a South Korean animal vaccine producer). Two Industrials companies, Canadian water treatment and paper equipment services company GLV and crane rental company Tat Hong of Singapore, were also strong performers this period. The Portfolio's underweight in Financials was beneficial as well.

Stock selection was weak in Financials, with the poor performance of Japanese cash-management services company Fidec and Irish insurance company FBD Holdings outweighing the positive contribution from Australia's Bank of Queensland. Our overweight in the underperforming Health Care sector was an additional detractor.

Past performance does not guarantee future results.

The Portfolio invests in foreign securities, which will involve greater volatility and political, economic, and currency risks. It also invests in emerging markets, which involve unique risks, such as exposure to economies less diverse and mature than the U.S. or other more established foreign markets. Economic and political instability may cause larger price changes in emerging markets securities than other foreign securities. The portfolio invests in smaller companies which involve additional risks such as limited liquidity and greater volatility.

The MSCI All Country World ex-US Small Cap Index is a free-float market capitalization index that is designed to measure small cap developed and emerging market equity performance. The Index consists of 44 developed and emerging markets countries and targeting companies market capitalization range of USD 170—4,200 million in terms of the company's full market capitalization. The Index is net of foreign withholding taxes on dividends. You cannot invest directly in this Index.

It is not possible to invest directly in an index.

Harding, Loevner Funds, Inc.

International Small Companies Portfolio
Statement of Net Assets
October 31, 2009

Industry	Percentage of Net Assets
Agriculture	1.3%
Apparel	0.6
Automotive	3.1
Banks	4.2
Chemicals	9.8
Commercial Services & Supplies	5.4
Communications	3.4
Computers & Information	1.3
Cosmetics & Personal Care	1.0
Distribution/Wholesale	2.6
Electrical Equipment	2.0
Electronics	4.1
Engineering & Construction	1.3
Environmental Controls	2.6
Financial Services	4.2
Food	6.4
Gas	1.5
Gold and Silver Ores	1.7
Hand/Machine Tools	2.4
Health Care Providers & Services	2.8
Insurance	2.1
Leisure Time	1.5
Machinery - Diversified	5.4
Media	1.3
Medical Supplies	4.1
Miscellaneous Manufacturing	7.6
Oil & Gas Services	1.2
Packaging & Containers	1.3
Pharmaceuticals	3.4
Retailers	3.6
Semiconductors	2.8
Textiles & Apparel	1.2
Transportation	1.1
Trucking & Leasing	1.6
Total Investments	99.9
Other Assets Less Liabilities	0.1 *
Net Assets	100.0%

*  Breakout of other assets and liabilities can be found on page 23.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio
Statement of Net Assets
October 31, 2009 (continued)

	Shares	Value (1)
Common Stocks - 98.6%
Australia - 7.2%
Bank of Queensland Ltd. (Banks)	8,794	$95,652
Bradken Ltd. (Engineering & Construction)	14,800	81,596
Imdex Ltd. (Gold and Silver Ores)	145,430	108,830
PIPE Networks Ltd. (Communications)	14,132	76,294
SAI Global Ltd. (Media)	26,800	82,394
		444,766
Austria - 2.9%
BWT AG (Environmental Controls)	3,286	84,206
Semperit AG Holding (Miscellaneous Manufacturing)	2,730	96,005
		180,211
Belgium - 1.2%
Sioen Industries NV (Textiles & Apparel)	11,960	75,744
Canada - 2.8%
GLV, Inc. - Class A (Machinery - Diversified)*	11,400	95,031
Laurentian Bank of Canada (Banks)	2,100	76,718
		171,749
China - 2.7%
Changmao Biochemical Engineering Co., Ltd. - Class H (Chemicals)	456,000	72,906
Chen Hsong Holdings Ltd. (Machinery - Diversified)	170,000	49,104
Dalian Refrigeration Co., Ltd. (Machinery - Diversified)	76,000	48,220
		170,230
Denmark - 2.7%
NKT Holding A/S (Miscellaneous Manufacturing)*	1,450	82,388
Topsil Semiconductor Materials (Semiconductors)*	560,000	85,146
		167,534
Finland - 2.4%
Vacon Oyj (Hand/Machine Tools)	2,377	84,428
Vaisala Oyj, Class A (Electronics)	1,823	64,719
		149,147
France - 3.9%
Boiron SA (Pharmaceuticals)	2,073	85,332
Robertet SA (Food)	550	66,249
Rubis (Gas)	990	90,943
		242,524
Germany - 6.3%
Bijou Brigitte Modische Accessoires AG (Retailers)	482	78,023
Carl Zeiss Meditec AG (Medical Supplies)	6,170	91,656
Drillisch AG (Communications)*	21,510	136,887
Gerresheimer AG (Packaging & Containers)	2,920	83,029
		389,595
Hong Kong - 6.4%
Chong Hing Bank Ltd. (Banks)	46,000	89,058
Pico Far East Holdings Ltd. (Commercial Services & Supplies)	544,000	99,145
Top Form International Ltd. (Apparel)*	540,000	39,834
Wasion Meters Group Ltd. (Electronics)	86,000	71,518
Yip's Chemical Holdings Ltd. (Chemicals)	140,000	97,351
		396,906

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio
Statement of Net Assets
October 31, 2009 (continued)

	Shares	Value (1)
Ireland - 2.4%
FBD Holdings plc (Insurance)	6,730	$65,962
Grafton Group plc (Retailers)*	17,000	83,779
		149,741
Italy - 4.9%
Cembre S.p.A (Electrical Equipment)	11,880	81,618
Marr S.p.A (Distribution/Wholesale)	9,963	87,834
SABAF S.p.A (Electrical Equipment)	1,966	44,814
Sol S.p.A (Chemicals)	15,441	91,558
		305,824
Japan - 15.7%
AISAN INDUSTRY Co., Ltd. (Automotive)	5,400	39,753
Asahi Diamond Industrial Co., Ltd. (Hand/Machine Tools)	9,000	63,026
ASKUL Corp. (Retailers)	3,000	59,352
BML Inc. (Health Care Providers & Services)	2,800	74,870
C. Uyemura & Co., Ltd. (Chemicals)	1,300	54,142
LINTEC Corp. (Chemicals)	4,100	73,002
MIURA Co., Ltd. (Machinery - Diversified)	2,700	74,847
NAKANISHI Inc. (Pharmaceuticals)	900	77,397
Pasona Inc. (Commercial Services & Supplies)	85	66,058
PIGEON Corp. (Cosmetics & Personal Care)	1,600	61,283
Stella Chemifa Corp. (Chemicals)	2,800	152,645
TSUMURA & Co. (Pharmaceuticals)	1,500	51,546
VIC TOKAI Corp. (Computers & Information)	6,500	79,388
Yamatake Corp. (Electronics)	2,200	46,763
		974,072
Malaysia - 4.1%
MNRB Holdings Berhad (Insurance)	70,600	64,117
Supermax Corp. Berhad (Miscellaneous Manufacturing)	104,200	109,276
United Plantations Berhad (Agriculture)	20,700	82,507
		255,900
Netherlands - 2.8%
Brunel International (Commercial Services & Supplies)	2,527	71,526
Kas Bank NV (Financial Services)	4,938	101,563
		173,089
New Zealand - 0.9%
Sanford Ltd. (Food)	16,253	56,489
Singapore - 4.0%
Goodpack Ltd. (Trucking & Leasing)	109,000	98,498
KS Energy Services Ltd. (Oil & Gas Services)	98,000	77,239
Tat Hong Holdings Ltd. (Distribution/Wholesale)	99,000	72,354
		248,091
South Korea - 2.1%
Binggrae Co., Ltd. (Food)	1,700	63,925
Han Kuk Carbon Co., Ltd. (Chemicals)	13,100	67,917
		131,842
Spain - 1.1%
Construcciones y Auxiliar de Ferrocarriles SA (Transportation)	142	69,903

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio
Statement of Net Assets
October 31, 2009 (continued)

	Shares	Value (1)
Sweden - 4.5%
KABE Husvagnar AB, Class B (Miscellaneous Manufacturing)	9,600	$105,606
Mekonomen AB (Automotive)	5,200	101,443
Studsvik AB (Environmental Controls)	7,100	74,587
		281,636
Switzerland - 1.1%
Lem Holding SA (Electronics)	246	70,875
Taiwan - 4.9%
Merida Industry Co., Ltd. (Leisure Time)	56,000	90,615
Nak Sealing Technologies Corp. (Automotive)	56,000	49,359
Taiwan Paiho Ltd. (Miscellaneous Manufacturing)	123,390	76,671
Youngtek Electronic Corp. (Semiconductors)	39,642	86,232
		302,877
Thailand - 1.2%
Khon Kaen Sugar Industry plc (Food)	193,800	72,476
United Kingdom - 10.4%
Corin Group plc (Medical Supplies)	72,577	83,973
Greggs plc (Food)	10,700	75,588
Hamworthy KSE (Machinery - Diversified)	15,852	66,137
PayPoint plc (Financial Services)	9,097	66,821
Rathbone Brothers plc (Financial Services)	6,130	92,807
Robert Wiseman Dairies plc (Food)	9,051	65,951
RPS Group plc (Commercial Services & Supplies)	28,526	97,882
Synergy Healthcare plc (Health Care Providers & Services)	9,813	97,571
		646,730
Total Common Stocks (Cost $6,372,605)		6,127,951
Preferred Stocks - 1.3%
Germany - 1.3%
Draegerwerk AG (Medical Supplies)	2,182	78,178
Total Preferred Stocks (Cost $103,330)		78,178
Total Investments - 99.9% (Cost $6,475,935)		$6,206,129

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio
Statement of Net Assets
October 31, 2009 (continued)

Value (1)
Liabilities, Net of Other Assets - 0.1%
Cash	$23,288
Dividends and interest receivable	7,516
Foreign currency (cost $4,489)	4,500
Tax reclaim receivable	4,613
Prepaid expenses	61
Receivable from Investment Advisor	12,565
Payable for distribution fees	(12,847)
Other liabilities	(30,432)
9,264
Net Assets - 100%
Investor Class
Applicable to 696,734 outstanding $.001 par value units (authorized 250,000,000 shares)	$6,215,393
Net Asset Value, Offering Price and Redemption Price Per Unit	$8.92
Components of Net Assets as of October 31, 2009 were as follows:
Paid-in capital	$6,792,548
Accumulated undistributed net investment income	37,558
Accumulated net realized loss from investment transactions	(340,563)
Net unrealized depreciation on investments and on assets and liabilities denominated in foreign currencies	(274,150)
$6,215,393

Summary of Abbreviations

(1)  See Note 2 to Financial Statements.

*  Non-income producing security.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Portfolio — Overview
(unaudited)
October 31, 2009

	Returns for the Year Ended October 31, 2009
	Cumulative Total Returns			Average Annualized Total Return
FUND NAME	Last 12 Months	5 YR	10 YR	5 YR	10 YR
Global Equity Portfolio (Inception date 12/1/96)	28.05%	42.57%	51.50%	7.35%	4.24%
MSCI All Country World Index (Net dividend)	22.66%	20.04%	10.00%	3.72%	0.96%
Lipper Global Equity Fund Index	19.51%	20.14%	23.09%	3.74%	2.10%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance current to the most recent month end may be lower or higher than the performance quoted and may be obtained by visiting the website at www.hardingloevnerfunds.com.

Investment return reflects voluntary fee waivers in effect. Absence such waivers, total return would be reduced. The performance provided does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions.

Harding, Loevner Funds, Inc.

Global Equity Portfolio — Overview

October 31, 2009

The Global Equity Portfolio gained 28.05% for the fiscal year ending October 31, 2009. In comparison, its benchmark, the MSCI All Country World Index, rose 22.66%.

Consistent with its investment objectives and policies, the Portfolio was invested primarily in the securities of global companies that exhibit the fundamental characteristics of growth, financial strength, management quality, and durable competitive advantage.

The Portfolio's outperformance was derived almost entirely from strong stock selection, especially in the Consumer Discretionary, Consumer Staples, and Health Care sectors, rather than from good allocation between sectors. Standout stocks in these sectors included Li & Fung (in the retailing industry group), Coach and Swatch (consumer durables and apparel), Olam International and Walgreen (food & staples retailing), and Medco Health Solutions and Sonova Holdings (health care equipment & services). These were partially offset by holdings in Energy, Financials, and Information Technology that lagged their industry groups, including Exxon Mobil (energy), Wells Fargo (banks), Schwab (diversified financials), Swiss Reinsurance (insurance), and Qualcomm and Keyence (technology & equipment).

Viewed geographically, stock selection in the US was especially strong, with our holdings in aggregate returning 25% versus the 10% return of the overall US market, led by eBay, Coach, Google, and Walgreen. Good stock selection also helped results in the UK (Standard Chartered) and Singapore (Olam International), partly offset by lagging results in Emerging Markets (China Merchants, Gazprom, Sasol, Telekom Indonesia, Teva Pharmaceuticals).

Past performance does not guarantee future results.

The Portfolio invests in foreign securities, which will involve greater volatility and political, economic, and currency risks and differences in accounting methods. It also invests in emerging markets, which involve unique risks, such as exposure to economies less diverse and mature than the U.S. or other more established foreign markets. Economic and political instability may cause larger price changes in emerging markets securities than other foreign securities. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investment by the Portfolio in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities.

The MSCI All Country World Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets. The Index consists of 45 developed and emerging market countries. The Index is net of foreign withholding taxes on dividends. You cannot invest directly in this Index.

It is not possible to invest directly in an index.

Harding, Loevner Funds, Inc.

Global Equity Portfolio
Statement of Net Assets
October 31, 2009

Industry	Percentage of Net Assets
Apparel	2.3%
Banks	5.1
Beverages, Food & Tobacco	7.8
Biotechnology	1.5
Chemicals	5.8
Commercial Services & Supplies	5.2
Communications	7.7
Computer Software & Processing	6.4
Cosmetics & Personal Care	6.0
Electrical Equipment	5.7
Financial Services	4.2
Gold and Silver Ores	1.6
Health Care Providers & Services	1.1
Holding Companies - Diversified	2.3
Internet	7.3
Media	1.1
Medical Supplies	3.5
Miscellaneous Manufacturing	2.1
Office/Business Equip	1.2
Oil & Gas	6.6
Oil & Gas Services	2.0
Pharmaceuticals	5.9
Retailers	6.5
Toys/Games/Hobbies	0.6
Total Investments	99.5
Other Assets Less Liabilities	0.5 *
Net Assets	100.0%

*  Breakout of other assets and liabilities can be found on page 30.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Portfolio
Statement of Net Assets
October 31, 2009 (continued)

	Shares	Value (1)
Common Stocks - 99.5%
Australia - 3.0%
Cochlear Ltd. (Medical Supplies)	16,730	$958,764
Rio Tinto Ltd. (Gold and Silver Ores)	19,113	1,061,382
		2,020,146
Austria - 0.8%
Erste Bank der Oesterreichischen Sparkassen AG (Banks)	13,600	546,472
Bermuda - 1.9%
Bunge Ltd. (Beverages, Food & Tobacco)	21,870	1,247,902
Canada - 1.9%
EnCana Corp. (Oil & Gas)	22,890	1,267,877
China - 1.0%
China Merchants Holdings International Co., Ltd. (Holding Companies - Diversified)	214,000	683,376
Denmark - 1.0%
Novo Nordisk A/S, Series B (Pharmaceuticals)	10,700	665,426
France - 8.4%
Air Liquide (Chemicals)	9,529	1,029,002
Dassault Systemes SA (Computer Software & Processing)	16,850	971,457
L'Oreal SA (Cosmetics & Personal Care)	15,410	1,570,528
LVMH Moet Hennessy Louis Vuitton SA (Beverages, Food & Tobacco)	6,784	703,789
Schlumberger Ltd. (Oil & Gas Services)	21,790	1,355,338
		5,630,114
Germany - 3.0%
Fresenius AG (Health Care Providers & Services)	14,420	717,345
Qiagen NV (Commercial Services & Supplies)*	30,678	636,275
SAP AG - Sponsored ADR (Computer Software & Processing)	14,130	639,665
		1,993,285
Hong Kong - 2.7%
Li & Fung Ltd. (Commercial Services & Supplies)	429,800	1,779,817
Indonesia - 1.2%
PT Telekomunikasi Indonesia - Sponsored ADR (Communications)	23,780	806,380
Israel - 1.1%
Teva Pharmaceutical Industries Ltd. - Sponsored ADR (Pharmaceuticals)	15,000	757,200
Japan - 6.8%
Canon Inc. - Sponsored ADR (Office/Business Equip)	22,000	828,520
Fanuc Ltd. (Electrical Equipment)	6,800	571,169
JSR Corp. (Chemicals)	39,200	763,090
Keyence Corp. (Electrical Equipment)	7,060	1,400,808
Nintendo Co., Ltd. (Toys/Games/Hobbies)	1,500	382,501
So-net M3 Inc. (Commercial Services & Supplies)	166	569,707
		4,515,795

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Portfolio
Statement of Net Assets
October 31, 2009 (continued)

	Shares	Value (1)
Malaysia - 1.2%
Sime Darby Berhad (Holding Companies - Diversified)	319,157	$824,541
Mexico - 1.5%
America Movil SA de CV, Series L - ADR (Communications)	22,700	1,001,751
Russia - 2.2%
OAO Gazprom - Sponsored ADR (Oil & Gas)	61,900	1,478,014
Singapore - 3.8%
Olam International Ltd. (Beverages, Food & Tobacco)	1,310,100	2,511,803
South Africa - 1.0%
Sasol Ltd. (Oil & Gas)	17,730	664,182
Sweden - 1.0%
Telefonaktiebolaget LM Ericsson - Class B - Sponsored ADR (Communications)	66,200	688,480
Switzerland - 5.6%
Nestle SA - Sponsored ADR (Beverages, Food & Tobacco)	16,455	765,486
Novartis AG - Registered (Pharmaceuticals)	15,020	783,492
Sonova Holding AG (Medical Supplies)	8,780	903,472
Swatch Group AG (Retailers)	3,650	850,919
Synthes Inc. (Medical Supplies)	3,840	455,695
		3,759,064
United Kingdom - 4.1%
RPS Group plc (Commercial Services & Supplies)	146,300	502,003
Standard Chartered plc (Banks)	60,800	1,493,018
WPP plc (Media)	80,470	721,648
		2,716,669
United States - 46.3%
3M Co. (Miscellaneous Manufacturing)	18,870	1,388,266
Abbott Laboratories (Pharmaceuticals)	21,680	1,096,358
Adobe Systems Inc. (Computer Software & Processing)*	44,890	1,478,677
Charles Schwab Corp. (Financial Services)	46,900	813,246
Cisco Systems Inc. (Communications)*	81,015	1,851,193
Coach Inc. (Apparel)	46,900	1,546,293
Colgate-Palmolive Co. (Cosmetics & Personal Care)	15,250	1,199,108
eBay Inc. (Internet)*	83,200	1,852,864
Emerson Electric Co. (Electrical Equipment)	49,570	1,871,267
Exxon Mobil Corp. (Oil & Gas)	13,590	973,995
Genzyme Corp. (Biotechnology)*	20,450	1,034,770
Google Inc. - Class A (Internet)*	3,167	1,697,892
Greenhill & Co. Inc. (Financial Services)	11,700	1,008,891
JPMorgan Chase & Co. (Financial Services)	23,000	960,710
Medco Health Solutions Inc. (Pharmaceuticals)*	11,868	666,032
Oracle Corp. (Computer Software & Processing)	55,110	1,162,821
Praxair Inc. (Chemicals)	10,120	803,933
Procter & Gamble Co. (Cosmetics & Personal Care)	21,300	1,235,400
Qualcomm Inc. (Communications)	18,520	766,913
Sigma-Aldrich Corp. (Chemicals)	24,700	1,282,671

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Portfolio
Statement of Net Assets
October 31, 2009 (continued)

	Shares	Value (1)
United States (continued)
Staples Inc. (Retailers)	69,310	$1,504,027
Walgreen Co. (Retailers)	53,550	2,025,796
Wells Fargo & Co. (Banks)	50,850	1,399,392
Yahoo! Inc. (Internet)*	83,700	1,330,830
		30,951,345
Total Common Stocks (Cost $51,329,641)		66,509,639
Total Investments - 99.5% (Cost $51,329,641)		$66,509,639

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Portfolio
Statement of Net Assets
October 31, 2009 (continued)

Value (1)
Liabilities, Net of Other Assets - 0.5%
Cash	$476,149
Dividends and interest receivable	59,828
Foreign currency (cost $2,659)	2,773
Tax reclaim receivable	13,321
Prepaid expenses	223
Payable to Investment Advisor	(14,440)
Payable for Fund units redeemed	(192,231)
Other liabilities	(44,949)
300,674
Net Assets - 100%
Institutional Class Applicable to 3,295,642 outstanding $.001 par value units (authorized 500,000,000 shares)	$66,810,313
Net Asset Value, Offering Price and Redemption Price Per Unit	$20.27
Components of Net Assets as of October 31, 2009 were as follows:
Paid-in capital	$53,105,959
Accumulated undistributed net investment income	149,249
Accumulated net realized loss from investment transactions	(1,626,235)
Net unrealized appreciation on investments and on assets and liabilities denominated in foreign currencies	15,181,340
$66,810,313

Summary of Abbreviations

ADR  American Depository Receipt

(1)   See Note 2 to Financial Statements.

*  Non-income producing security.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Statements of Operations

Year Ended October 31, 2009

	Emerging Markets Portfolio	International Equity Portfolio
Investment Income
Interest	$11,751	$1,688
Dividends (net of foreign withholding taxes of $3,655,161 and $598,510, respectively)	26,227,411	5,126,101
Total investment income	26,239,162	5,127,789
Expenses
Investment advisory fees (Note 3)	14,921,754	1,668,949
Administration fees (Note 3)	758,546	148,573
Distribution fees, Investor Class	—	51,886
Custodian and accounting fees (Note 3)	1,117,792	145,302
Directors' fees and expenses (Note 3)	180,998	35,488
Shareholder record keeping fees (Note 3)	117,029	64,508
Printing and postage fees	353,788	57,757
State registration filing fees	24,000	31,066
Professional fees	255,085	75,299
Sub Transfer Agent Fees	1,611,789	50,383
Other fees and expenses	249,844	49,612
Total expenses	19,590,625	2,378,823
Less Waiver of investment advisory fee (Note 3)	—	(107,630)
Net expenses	19,590,625	2,271,193
Net investment income	6,648,537	2,856,596
Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	(142,828,259)	(11,874,044)
Foreign currency transactions	(1,263,805)	(69,544)
Net realized (loss)	(144,092,064)	(11,943,588)
Change in unrealized appreciation (depreciation) —
Investments	633,935,416	76,755,156
Translation of assets and liabilities denominated in foreign currencies	(1,610,307)	4,152
Net change in unrealized appreciation	632,325,109	76,759,308
Net realized and unrealized gain	488,233,045	64,815,720
Net increase in net assets resulting from operations	$494,881,582	$67,672,316

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Statements of Operations (continued)

Year Ended October 31, 2009

	International Small Companies Portfolio	Global Equity Portfolio
Investment Income
Interest	$28	$211
Dividends (net of foreign withholding taxes of $11,381 and $41,540, respectively)	108,040	737,251
Total investment income	108,068	737,462
Expenses
Investment advisory fees (Note 3)	48,410	440,171
Administration fees (Note 3)	6,671	32,870
Distribution fees, Investor Class	9,682	—
Custodian and accounting fees (Note 3)	49,921	64,716
Directors' fees and expenses (Note 3)	666	7,476
Shareholder record keeping fees (Note 3)	30,452	31,940
Printing and postage fees	2,255	13,033
State registration filing fees	14,016	17,127
Professional fees	35,074	76,145
Sub Transfer Agent Fees	2,287	22,034
Other fees and expenses	2,352	9,958
Total expenses	201,786	715,470
Less Waiver/Reimbursement of Fund expenses from Investment Advisor (Note 3)	(134,013)	(165,256)
Net expenses	67,773	550,214
Net investment income	40,295	187,248
Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	(275,832)	(1,571,426)
Foreign currency transactions	(472)	(31,919)
Net realized (loss)	(276,304)	(1,603,345)
Change in unrealized appreciation (depreciation) —
Investments	2,412,025	16,794,484
Translation of assets and liabilities denominated in foreign currencies	(4,062)	851
Net change in unrealized appreciation	2,407,963	16,795,335
Net realized and unrealized gain	2,131,659	15,191,990
Net increase in net assets resulting from operations	$2,171,954	$15,379,238

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Statements of Changes in Net Assets

	Emerging Markets Portfolio
	Year Ended October 31, 2009	Year Ended October 31, 2008
Increase in Net Assets From Operations
Net investment income	$6,648,537	$43,649,519
Net realized loss on investments and foreign currency transactions	(144,092,064)	(22,939,239)
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	632,325,109	(1,373,615,678)
Net increase (decrease) in net assets resulting from operations	494,881,582	(1,352,905,398)
Distributions to Shareholders from:
Net investment income	(36,974,029)	(4,690,474)
Net realized gain from investments and foreign-currency related transactions	—	(129,872,683)
Total distributions to shareholders	(36,974,029)	(134,563,157)
Transactions in units of Common Stock
Proceeds from sale of units	522,043,263	597,246,046
Net Asset Value of shares issued to shareholders upon reinvestment of dividends	30,745,773	120,546,841
Cost of shares units	(556,153,126)	(707,556,978)
Redemption fees	154,275	399,319
Net increase (decrease) in net assets from Fund share transactions	(3,209,815)	10,635,228
Net increase (decrease) in net assets	454,697,738	(1,476,833,327)
Net Assets
At beginning of year	1,086,124,009	2,562,957,336
At end of year	$1,540,821,747	$1,086,124,009
Accumulated undistributed net investment income included in net assets	$4,594,502	$36,583,212

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Statements of Changes in Net Assets (continued)

	International Equity Portfolio
	Year Ended October 31, 2009	Year Ended October 31, 2008
Increase in Net Assets From Operations
Net investment income	$2,856,596	$3,314,737
Net realized gain (loss) on investments and foreign currency transactions	(11,943,588)	40,264,254
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	76,759,308	(197,938,277)
Net increase (decrease) in net assets resulting from operations	67,672,316	(154,359,286)
Distributions to Shareholders from:
Net investment income
Investor Class	(160,740)	(85,868)
Institutional Class	(3,101,928)	(2,611,777)
Net realized gain from investments and foreign-currency related transactions
Investor Class	(2,318,758)	(1,359,303)
Institutional Class	(36,230,389)	(29,187,907)
Total distributions to shareholders	(41,811,815)	(33,244,855)
Transactions in units of Common Stock
Proceeds from sale of units
Investor Class	24,524,810	7,489,395
Institutional Class	37,754,041	13,994,514
Net Asset Value of shares issued to shareholders upon reinvestment of dividends
Investor Class	2,337,103	1,330,261
Institutional Class	38,985,473	30,928,420
Cost of units redeemed
Investor Class	(5,664,340)	(3,696,097)
Institutional Class	(29,797,831)	(66,170,127)
Redemption fees
Investor Class	2,232	481
Institutional Class	9,202	3,098
Net increase (decrease) in net assets from Fund share transactions	68,150,690	(16,120,055)
Net increase (decrease) in net assets	94,011,191	(203,724,196)
Net Assets
At beginning of year	203,572,144	407,296,340
At end of year	$297,583,335	$203,572,144
Accumulated undistributed net investment income included in net assets	$2,365,492	$2,842,758

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Statements of Changes in Net Assets (continued)

	International Small Companies Portfolio
	Year Ended October 31, 2009	Year Ended October 31, 2008
Increase in Net Assets From Operations
Net investment income	$40,295	$58,463
Net realized loss on investments and foreign currency transactions	(276,304)	(76,901)
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	2,407,963	(3,040,639)
Net increase (decrease) in net assets resulting from operations	2,171,954	(3,059,077)
Distributions to Shareholders from:
Net investment income
Investor Class	(35,907)	(15,014)
Net realized gain from investments and foreign-currency related transactions
Investor Class	—	(39,692)
Total distributions to shareholders	(35,907)	(54,706)
Transactions in units of Common Stock
Proceeds from sale of units
Investor Class	1,954,457	2,368,797
Net Asset Value of shares issued to shareholders upon reinvestment of dividends
Investor Class	35,907	54,707
Cost of units redeemed
Investor Class	(687,371)	(1,737,767)
Net increase in net assets from Fund unit transactions	1,302,993	685,737
Net increase (decrease) in net assets	3,439,040	(2,428,046)
Net Assets
At beginning of year	2,776,353	5,204,399
At end of year	$6,215,393	$2,776,353
Accumulated undistributed net investment income included in net assets	$37,558	$33,643

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Statements of Changes in Net Assets (continued)

	Global Equity Portfolio
	Year Ended October 31, 2009	Year Ended October 31, 2008
Increase in Net Assets From Operations
Net investment income	$187,248	$188,392
Net realized loss on investments and foreign currency transactions	(1,603,345)	(49,681)
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	16,795,335	(16,291,482)
Net increase (decrease) in net assets resulting from operations	15,379,238	(16,152,771)
Distributions to Shareholders from:
Net investment income	(140,635)	(117,879)
Net realized gain from investments and foreign-currency related transactions	—	(2,820,181)
Total distributions to shareholders	(140,635)	(2,938,060)
Transactions in units of Common Stock
Proceeds from sale of units	29,033,478	6,806,873
Net Asset Value of shares issued to shareholders upon reinvestment of dividends	76,577	2,881,495
Cost of units redeemed	(3,752,668)	(4,193,388)
Redemption fees	6,503	1,820
Net increase in net assets from Fund unit transactions	25,363,890	5,496,800
Net increase (decrease) in net assets	40,602,493	(13,594,031)
Net Assets
At beginning of year	26,207,820	39,801,851
At end of year	$66,810,313	$26,207,820
Accumulated undistributed net investment income included in net assets	$149,249	$140,612

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Financial Highlights

	Emerging Markets Portfolio
	For the Year Ended Oct. 31, 2009	For the Year Ended Oct. 31, 2008	For the Year Ended Oct. 31, 2007	For the Year Ended Oct. 31, 2006	For the Year Ended Oct. 31, 2005
Per Share Data
Net asset value, beginning of year	$27.73	$64.07	$40.67	$30.41	$22.31
Increase (Decrease) in Net Assets from Operations
Net investment income	0.26	1.12	0.16	0.22	0.11
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	12.68	(34.06)	23.26	10.19	8.43
Net increase (decrease) from investment operations	12.94	(32.94)	23.42	10.41	8.54
Distributions to Shareholders from:
Net investment income	(1.03)	(0.12)	(0.02)	(0.09)	(0.02)
Net realized gain from investments and foreign currency-related transactions	—	(3.28)	—	(0.06)	(0.42)
Total distributions	(1.03)	(3.40)	(0.02)	(0.15)	(0.44)
Net asset value, end of year	$39.64	$27.73	$64.07	$40.67	$30.41
Total Return	48.44%	(54.17)%	57.62%	34.29%	38.76%
Ratios/Supplemental Data:
Net assets, end of year (000's)	$1,540,822	$1,086,124	$2,562,957	$1,452,468	$690,968
Net expenses to average net assets	1.64%	1.61%	1.60%	1.63%	1.68%
Net investment income to average net assets	0.56%	2.10%	0.36%	0.61%	0.87%
Portfolio turnover rate	48%	46%	29%	59%	36%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Financial Highlights (continued)

	International Equity Portfolio - Investor Class
	For the Year Ended Oct. 31, 2009	For the Year Ended Oct. 31, 2008	For the Year Ended Oct. 31, 2007	For the Year Ended Oct. 31, 2006	For the Year Ended Oct. 31, 2005 (1)
Per Share Data
Net asset value, beginning of year	$11.41	$21.66	$18.65	$14.91	$15.63
Increase (Decrease) in Net Assets from Operations
Net investment income	0.13	0.13	0.09	0.11 (2)	0.00	*
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	2.83	(8.58)	4.32	3.71	(0.72)
Net increase (decrease) from investment operations	2.96	(8.45)	4.41	3.82	(0.72)
Distributions to Shareholders from:
Net investment income	(0.15)	(0.11)	(0.06)	(0.07)	—
Net realized gain from investments and foreign currency-related transactions	(2.20)	(1.69)	(1.34)	(0.01)	—
Total distributions	(2.35)	(1.80)	(1.40)	(0.08)	—
Net asset value, end of year	$12.02	$11.41	$21.66	$18.65	$14.91
Total Return	32.48%	(42.46)%	24.95%	25.74%	(4.61	)%(B)
Ratios/Supplemental Data:
Net assets, end of period (000's)	$38,134	$12,122	$16,637	$9,884	$510
Net expenses to average net assets	1.25%	1.23%	1.23%	1.25%	1.25	%(A)
Net investment income (loss) to average net assets	1.03%	0.81%	0.48%	0.61%	(1.25	)%(A)
Decrease reflected in above expense ratios due to expense reductions	0.14%	—	0.00%	0.01%	0.08	%(A)
Portfolio turnover rate	22%	18%	19%	35%	38	%(B)

(1)  For the period September 30, 2005 (commencement of operations) through October 31, 2005.

(2)  Computed using average units outstanding throughout the year.

*  Rounds to less than $(0.01).

(A)  Annualized.

(B)  Not Annualized.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Financial Highlights (continued)

	International Small Companies Portfolio - Investor Class
	For the Year Ended Oct. 31, 2009	For the Year Ended Oct. 31, 2008	For the Year Ended Oct. 31, 2007 (1)
Per Share Data
Net asset value, beginning of year	$5.53	$11.67	$10.00
Increase (Decrease) in Net Assets from Operations
Net investment income	0.06	0.11	0.02
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	3.40	(6.15)	1.65
Net increase (decrease) from investment operations	3.46	(6.04)	1.67
Distributions to Shareholders from:
Net investment income	(0.07)	(0.03)	—
Net realized gain from investments and foreign currency-related transactions	—	(0.07)	—
Total distributions	(0.07)	(0.10)	—
Net asset value, end of year	$8.92	$5.53	$11.67
Total Return	63.47%	(52.17)%	16.70	%(B)
Ratios/Supplemental Data:
Net assets, end of period (000's)	$6,215	$2,776	$5,204
Net expenses to average net assets	1.75%	1.75%	1.75	%(A)
Net investment income to average net assets	1.04%	1.22%	0.56	%(A)
Decrease reflected in above expense ratios due to expense reductions	3.46%	2.47%	8.19	%(A)
Portfolio turnover rate	24%	26%	12	%(B)

(1)  For the period from March 26, 2007 (commencement of operations) through October 31, 2007.

(A)  Annualized.

(B)  Not Annualized.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Financial Highlights (continued)

	Global Equity Portfolio
	For the Year Ended Oct. 31, 2009	For the Year Ended Oct. 31, 2008	For the Year Ended Oct. 31, 2007	For the Year Ended Oct. 31, 2006	For the Year Ended Oct. 31, 2005
Per Share Data
Net asset value, beginning of year	$15.92	$28.03	$24.04	$20.36	$17.17
Increase (Decrease) in Net Assets from Operations
Net investment income	0.06	0.12	0.09	0.08	0.09
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	4.38	(10.15)	5.78	4.14	3.12
Net increase (decrease) from investment operations	4.44	(10.03)	5.87	4.22	3.21
Distributions to Shareholders from:
Net investment income	(0.09)	(0.08)	(0.08)	(0.06)	(0.02)
Net realized gain from investments and foreign currency-related transactions	—	(2.00)	(1.80)	(0.48)	—
Total distributions	(0.09)	(2.08)	(1.88)	(0.54)	(0.02)
Net asset value, end of year	$20.27	$15.92	$28.03	$24.04	$20.36
Total Return	28.05%	(38.54)%	26.01%	21.08%	18.72%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$66,810	$26,208	$39,802	$31,106	$25,317
Net expenses to average net assets	1.25%	1.25%	1.25%	1.25%	1.25%
Net investment income to average net assets	0.43%	0.51%	0.34%	0.37%	0.44%
Decrease reflected in above expense ratios due to expense reductions	0.38%	0.20%	0.18%	0.35%	0.36%
Portfolio turnover rate	31%	38%	16%	27%	35%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Notes to Financial Statements

October 31, 2009

1. Organization

Harding, Loevner Funds, Inc. (the "Fund") was organized as a Maryland corporation on July 31, 1996 and is registered under the Investment Company Act of 1940, as amended, ("1940 Act"), as an open-end diversified management investment company. The Fund currently has six Portfolios all of which were active as of October 31, 2009: International Equity Portfolio ("International Equity"); Global Equity Portfolio ("Global Equity"); Institutional Emerging Markets Portfolio, Emerging Markets Portfolio ("Emerging Markets"); International Small Companies Portfolio ("International Small Companies") and Frontier Emerging Markets Portfolio ("Frontier Emerging Markets"). Information presented in these financial statements pertains to Emerging Markets and Global Equity and Investor Class shares of International Equity and International Small Companies (individually, "Portfolio"; collectively, "Portfolios"). Information pertaining to Institutional Class shares of International Equity Portfolio, Frontier Emerging Markets Portfolio and Institutional Emerging Markets Portfolio is presented in a separate report. The investment objective of each Portfolio is as follows: Emerging Markets—to seek long-term capital appreciation through investments in equity securities of companies based in emerging markets; International Equity—to seek long-term capital appreciation through investments in equity securities of companies based outside the United States; International Small Companies—to seek long-term capital appreciation through investments in equity securities of small companies based outside the United States; Global Equity—to seek long-term capital appreciation through investments in equity securities of companies based both inside and outside the United States.

Emerging Markets commenced operations on November 9, 1998. International Equity commenced operations on October 31, 1996 after acquiring the net assets of Harding Loevner LP's AMT Capital Fund, Inc. Effective August 5, 2005, International Equity Portfolio launched Investor Class Shares and converted existing shareholders to the Institutional Class. Investor Class of International Small Companies Portfolio commenced operations on March 26, 2007. Global Equity Portfolio commenced operations on December 1, 1996 following the acquisition of net assets of HLM Global Equity Limited Partnership, a limited partnership, in a tax-free reorganization. Effective November 3, 2009, Global Equity Portfolio launched Institutional Class shares and converted existing shareholders to the Advisor Class.

On August 26, 2009, Harding Loevner LLC, investment adviser to the Fund, its parent company, HLM Holdings, Inc., and certain shareholders of HLM Holdings consummated an agreement with Affiliated Managers Group, Inc. ("AMG") pursuant to which Harding Loevner LLC agreed to sell a majority interest in its business to AMG. AMG is a publicly traded Delaware corporation listed on the New York Stock Exchange. As part of the transaction, Harding Loevner LLC transferred its business to a new entity, Harding Loevner LP, and AMG acquired a majority interest in Harding Loevner LP.

The Fund is managed by Harding Loevner LP (the "Investment Advisor").

2. Summary of Significant Accounting Policies

The accounting policies of the Fund are in conformity with accounting principles generally accepted in the United States ("GAAP") for investment companies. The following is a summary of the Fund's significant accounting policies:

Indemnifications

Under the Fund's organizational document, its officers and Board are indemnified against certain liability arising out of the performance of their duties to the Portfolios. In the normal course of business, the Fund may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Valuation

The Board has adopted procedures ("Procedures") to govern the valuation of the securities held by each Portfolio of the Fund in accordance with the 1940 Act. The Procedures incorporate principles set forth in relevant pronouncements of the Securities and Exchange Commission ("SEC") and its staff, including guidance on the obligations of the Portfolios and their Directors to determine, in good faith, the fair value of the Portfolios' securities when market quotations are not readily available.

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

October 31, 2009

2. Summary of Significant Accounting Policies (continued)

All investments in the Portfolios are valued daily at their market prices, which results in unrealized gains or losses. Securities traded on an exchange are valued at their last sales price on that exchange. Securities for which no sales are reported are valued at the latest bid price obtained from a quotation reporting system or from established market makers. Repurchase agreements are valued at their amortized cost plus accrued interest. Securities for which market quotations are not readily available are fair valued by the Board or its delegate in accordance with the Procedures, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. If a significant event occurs after the close of trading but before the calculation of the Portfolio's net asset value and such significant event has a material impact on the Portfolio's net asset value per share (i.e. more than $0.01 per share), then the security may be fair valued in accordance with the Procedures. As of October 31, 2009, there was one security in the International Equity Portfolio which required valuation by the Board or its delegate. The Fund has implemented additional fair value pricing on a daily basis for all foreign equity securities held by the Portfolios. The fair value pricing utilizes quantitative models developed by an independent pricing service unless the Fund determines that use of another additional fair valuation methodology is appropriate.

GAAP establishes a hierarchy for net asset value determination purposes in which various inputs are used in determining the value of each Portfolio's assets or liabilities. GAAP defines fair value as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability including assumptions about risk. Such risks include the inherent risk in a particular valuation technique which is used to measure fair value. This may include the pricing model and/or the inputs to the pricing model used in the valuation technique. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly.

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

October 31, 2009

2. Summary of Significant Accounting Policies (continued)

The following is a summary of the inputs used as of October 31, 2009 in valuing the Portfolio's investments:

Emerging Markets

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Brazil	$263,461,004	$—	$—	$263,461,004
Cayman Islands	14,212,440	—	—	14,212,440
Chile	38,465,139	—	—	38,465,139
China	16,171,430	151,728,017	—	167,899,447
Colombia	17,268,754	—	—	17,268,754
Czech Republic	13,223,640	—	—	13,223,640
Egypt	—	16,341,977	—	16,341,977
Greece	—	13,946,578	—	13,946,578
Hungary	—	8,404,874	—	8,404,874
India	26,380,153	53,024,764	—	79,404,917
Indonesia	19,716,969	17,708,576	—	37,425,545
Israel	24,497,944	21,001,512	—	45,499,456
Luxembourg	16,673,826	—	—	16,673,826
Malaysia	—	18,041,295	—	18,041,295
Mexico	105,404,626	—	—	105,404,626
Panama	14,227,287	—	—	14,227,287
Peru	17,084,925	—	—	17,084,925
Philippines	6,780,560	—	—	6,780,560
Poland	12,263,562	16,215,115	—	28,478,677
Russia	33,573,809	58,243,930	—	91,817,739
South Africa	—	89,043,270	—	89,043,270
South Korea	21,790,947	112,841,893	—	134,632,840
Taiwan	—	145,537,053	—	145,537,053
Thailand	41,596,886	—	—	41,596,886
Turkey	—	37,648,045	—	37,648,045
United Kingdom	—	18,145,625	—	18,145,625
Total Common Stocks	702,793,901	777,872,524	—	1,480,666,425
Preferred Stocks
Brazil	2,166,480	—	—	2,166,480
Russia
Oil & Gas	23,403,000	—	—	23,403,000
Total Preferred Stocks	25,569,480	—	—	25,569,480
Total Investments	728,363,381	777,872,524	—	1,506,235,905
Total	$728,363,381	$777,872,524	$—	$1,506,235,905

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

October 31, 2009

2. Summary of Significant Accounting Policies (continued)

International Equity

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Australia	$—	$5,375,496	$—	$5,375,496
Austria	—	5,995,923	—	5,995,923
Bermuda	7,376,717	—	—	7,376,717
Brazil	2,444,483	—	—	2,444,483
Canada	9,593,632	—	—	9,593,632
China	—	8,151,832	—	8,151,832
Finland	5,866,676	—	—	5,866,676
France	5,187,480	39,865,776	—	45,053,256
Germany	—	17,319,069	—	17,319,069
Hong Kong	—	10,136,847	—	10,136,847
Indonesia	5,254,015	—	—	5,254,015
Israel	2,229,197	—	—	2,229,197
Japan	—	42,424,127	—	42,424,127
Malaysia	—	6,652,016	—	6,652,016
Mexico	12,781,342	—	—	12,781,342
Poland	—	—	2,857,825	2,857,825
Russia	—	6,699,294	—	6,699,294
Singapore	—	9,816,953	—	9,816,953
South Africa	—	2,084,364	—	2,084,364
South Korea	—	5,908,235	—	5,908,235
Sweden	—	6,977,482	—	6,977,482
Switzerland	17,300,224	10,849,775	—	28,149,999
Taiwan	—	6,056,939	—	6,056,939
United Kingdom	—	34,937,078	—	34,937,078
Total Common Stocks	68,033,766	219,251,206	2,857,825	290,142,797
Preferred Stocks
Brazil	2,222,648	—	—	2,222,648
Total Preferred Stocks	2,222,648	—	—	2,222,648
Total Investments	70,256,414	219,251,206	2,857,825	292,365,445
Total	$70,256,414	$219,251,206	$2,857,825	$292,365,445

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

October 31, 2009

2. Summary of Significant Accounting Policies (continued)

International Small Companies

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Australia	$—	$444,766	$—	$444,766
Austria	—	180,211	—	180,211
Belgium	—	75,744	—	75,744
Canada	171,749	—	—	171,749
China	—	259,288	—	259,288
Denmark	—	167,534	—	167,534
Finland	—	149,147	—	149,147
France	—	242,524	—	242,524
Germany	—	389,595	—	389,595
Hong Kong	—	307,848	—	307,848
Ireland	65,962	83,779	—	149,741
Italy	—	305,824	—	305,824
Japan	—	974,072	—	974,072
Malaysia	—	255,900	—	255,900
Netherlands	—	173,089	—	173,089
New Zealand	—	56,489	—	56,489
Singapore	—	248,091	—	248,091
South Korea	—	131,842	—	131,842
Spain	—	69,903	—	69,903
Sweden	—	281,636	—	281,636
Switzerland	—	70,875	—	70,875
Taiwan	—	302,877	—	302,877
Thailand	72,476	—	—	72,476
United Kingdom	—	646,730	—	646,730
Total Common Stocks	310,187	5,817,764	—	6,127,951
Preferred Stocks
Germany	—	78,178	—	78,178
Total Preferred Stocks	—	78,178	—	78,178
Total Investments	310,187	5,895,942	—	6,206,129
Total	$310,187	$5,895,942	$—	$6,206,129

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

October 31, 2009

2. Summary of Significant Accounting Policies (continued)

Global Equity

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Australia	$—	$2,020,146	$—	$2,020,146
Austria	—	546,472	—	546,472
Bermuda	1,247,902	—	—	1,247,902
Canada	1,267,877	—	—	1,267,877
China	—	683,376	—	683,376
Denmark	—	665,426	—	665,426
France	1,355,338	4,274,776	—	5,630,114
Germany	639,665	1,353,620	—	1,993,285
Hong Kong	—	1,779,817	—	1,779,817
Indonesia	806,380	—	—	806,380
Israel	757,200	—	—	757,200
Japan	828,520	3,687,275	—	4,515,795
Malaysia	—	824,541	—	824,541
Mexico	1,001,751	—	—	1,001,751
Russia	—	1,478,014	—	1,478,014
Singapore	—	2,511,803	—	2,511,803
South Africa	—	664,182	—	664,182
Sweden	688,480	—	—	688,480
Switzerland	765,486	2,993,578	—	3,759,064
United Kingdom	—	2,716,669	—	2,716,669
United States	30,951,345	—	—	30,951,345
Total Common Stocks	40,309,944	26,199,695	—	66,509,639
Total Investments	40,309,944	26,199,695	—	66,509,639
Total	$40,309,944	$26,199,695	$—	$66,509,639

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining value:

Asset Valuation Inputs

	Investments in Securities
International Equity	Balance as of October 31, 2008	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net Transfers in to Level 3	Net Transfers out of Level 3	Balance as of October 31, 2009	Change in Unrealized Appreciation (Depreciation) from Investments Held at October 31, 2009
Common
Stocks
Poland	$2,150,488	$0	$0	$456,787	$250,550	$0	$0	$0	$2,857,825	$456,787
Total	$2,150,488	$0	$0	$456,787	$250,550	$0	$0	$0	$2,857,825	$456,787

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

October 31, 2009

2. Summary of Significant Accounting Policies (continued)

Securities

All securities transactions are recorded on a trade date basis. Interest income and expenses are recorded on an accrual basis. Dividend income is recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Portfolio is informed of such dividends). The Portfolios accrete discount or amortize premium using the effective interest method on a daily basis as adjustments to interest income and the cost of investments. The Portfolios use the specific identification method for determining realized gains or losses from sales of securities.

Income Tax

It is the policy of each Portfolio of the Fund to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

Management has performed an analysis of each Portfolios' tax positions for the open tax years as of October 31, 2009 and has concluded that no provisions for income tax are required. The Portfolios' federal tax returns for the prior three fiscal years (open tax years: October 31, 2006; October 31, 2007; October 31, 2008; October 31, 2009) remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next twelve months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Portfolios. However, management's conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

Expenses

Expenses directly attributed to a specific Portfolio of the Fund are charged to that Portfolio's operations; expenses not directly attributable to a specific Portfolio are allocated among all the Portfolios of the Fund either equitably or based on their average daily net assets. As of July 1, 2009, pursuant to the Fund's multiple class expense allocation plan, certain expenses are allocated to particular classes of the International Equity Portfolio.

Dividends to Shareholders

It is the policy of the Portfolios to declare dividends from net investment income annually. Net short-term and long-term capital gains distributions for the Portfolios, if any, normally are distributed on an annual basis.

Dividends from net investment income and distributions from net realized gains from investment transactions have been determined in accordance with income tax regulations and may differ from net investment income and realized gains recorded by the Portfolios for financial reporting purposes. Differences result primarily from foreign currency transactions and timing differences related to recognition of income, and gains and losses from investment transactions. In general, to the extent that any differences which are permanent in nature result in over distributions to shareholders, the amount of the over distribution is reclassified within the capital accounts based on its federal tax basis treatment and may be reported as return of capital. Temporary differences do not require reclassification.

Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of the Portfolios' securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at exchange rates prevailing when accrued. The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized gains and losses from foreign currency-related transactions arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolios' books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies arise from changes in the value of assets and liabilities other than investments in securities at the period end, resulting from changes in the exchange rates.

Securities Lending

Each Portfolio is authorized to lend securities from its investment portfolio to banks, brokers and other financial institutions if it receives collateral in cash, U.S. Government securities or other liquid investments which will be maintained at all times in an amount equal to at least 102% of the current market value of loaned domestic securities (including ADRs) and 105% of loaned foreign securities. The loans

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

October 31, 2009

2. Summary of Significant Accounting Policies (continued)

will be terminable at any time by the Fund. During the period of such a loan, the Portfolio receives an agreed upon portion of the income on the loaned securities and/or a loan fee and may thereby increase its total return. A Portfolio continues to receive interest or dividends on the securities loaned and simultaneously earns either interest on the investment of the cash collateral or fee income if the loan is collateralized with securities rather than cash. However, the Portfolio normally pays lending fees and related expenses from the interest or dividends earned on invested collateral. Although the Fund is indemnified by the securities lending agent, should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. However, loans are made only to borrowers deemed to be in good financial standing by the lending agent based on its ongoing review of such borrowers and are recommended to and approved by the Board. The Portfolios may invest cash collateral they receive in connection with a loan of securities in short-term money market instruments, securities of the U.S. Government and its agencies and other high quality short-term debt instruments. For purposes of complying with the Portfolios' investment policies and restrictions, collateral received in connection with securities loans will not be deemed an asset of the Portfolio unless otherwise required by law. The Board has appointed State Street Bank and Trust Company ("State Street Bank and Trust") as the lending agent for the Portfolios. However, the Portfolios are not currently lending securities. As of October 31, 2009, there were no securities on loan.

3. Significant Agreements and Transactions with Affiliates

The Board has approved investment an advisory agreement (the "Agreement") with the Investment Advisor. The advisory fees are computed daily at an annual rate of 1.25%, 0.75%, 1.25% and 1.00%, respectively, of the average daily net assets of Emerging Markets, International Equity, International Small Companies and Global Equity.

For the year ended October 31, 2009, the Investment Advisor has voluntarily agreed to reduce its fee to the extent that aggregate expenses exceed an annual rate of 1.75%, 1.25%, 1.75%, and 1.25%, respectively, of the average daily net assets of Emerging Markets, Investor Class shares of International Equity, Investor Class shares of International Small Companies and shares of Global Equity. For the year ended October 31, 2009, the Investment Advisor voluntarily waived and/or reimbursed $0, $107,630, $134,013 and $165,256 which came from investment advisory fees and other class-specific expenses from Emerging Markets, International Equity, International Small Companies and Global Equity, respectively.

In addition, the Fund has an administration agreement with State Street Bank and Trust, which provides certain accounting, clerical and bookkeeping services, corporate secretarial services, assistance in the preparation and filing of tax returns and reports to shareholders and the SEC, and the service of some State Street Bank and Trust employees as officers serving the Board of Directors. Under this agreement, Emerging Markets, International Equity, International Small Companies and Global Equity incurred $2,149,605, $388,387, $87,537 and $135,213 respectively, for the year ended October 31, 2009.

State Street Bank and Trust serves as transfer agent and chief compliance officer, dividend disbursing agent and agent in connection with any accumulation, open-account or similar plans provided to the shareholders of the Portfolios.

The Fund, on behalf of the Portfolios, has agreements with various financial intermediaries and "mutual fund supermarkets" under which customers of these intermediaries may purchase and hold Portfolio shares. These intermediaries assess fees in consideration for providing certain distribution, account maintenance, record keeping and transactional services. In recognition of the savings of expenses to the Portfolio arising from the intermediaries' assumption of functions that the Portflio would otherwise perform, such as providing sub-accounting and related shareholder services, each Portfolio or class is authorized, pursuant to a shareholder services plan, to pay to each intermediary up to 0.15% of its average daily net assets attributable to that intermediary (subject to the voluntary expense cap). The balance of the intermediaries' fees, after payments made pursuant to the plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act, if applicable, is paid by the Investment Advisor. Because of voluntary caps on the Portfolios' fees and expenses, the Investment Advisor paid a portion of the Portfolios' share of these fees during the year ended October 31, 2009.

4. Investment Transactions

Cost of purchases and proceeds from sales of investment securities, other than short-term investments, for the year ended October 31, 2009, were as follows for each Portfolio:

Portfolio	Purchase Cost of Investment Securities	Proceeds from Sales of Investment Securities
Emerging Markets	$561,681,144	$724,325,525
International Equity	64,509,209	48,099,945
International Small Companies	1,979,434	947,444
Global Equity	37,156,219	13,345,160

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

October 31, 2009

4. Investment Transactions (continued)

The Portfolios are permitted to purchase or sell securities from or to certain other Harding Loevner portfolios under specified conditions outlined in procedures adopted by the Board of Directors of the Fund. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolios from or to another portfolio that is or could be considered an affiliate by virtue of having a common investment advisor complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the year ended October 31, 2009, Emerging Markets Portfolio engaged in securities purchases of $4,909,112.

The cost of investments for federal income tax purposes and the components of net unrealized appreciation on investments at October 31, 2009, for each of the Portfolios were as follows:

Portfolio	Unrealized Appreciation	Unrealized Depreciation	Net	Cost
Emerging Markets	$391,884,785	$(21,320,079)	$370,564,706	$1,135,671,199
International Equity	74,040,383	(14,931,993)	59,108,390	233,257,055
International Small Companies	655,350,	(950,042)	(294,692)	6,500,821
Global Equity	15,202,777	(550,373)	14,652,404	51,857,235

The unrealized appreciation (depreciation) on foreign currency for Emerging Markets, International Equity, International Small Companies, and Global Equity was $(1,719,863), $11,134, $(4,344), and $1,342, respectively, for the year ended October 31, 2009.

5. Distributions to Shareholders

During the year ended October 31, 2009, the tax character of distributions paid from ordinary income was $36,974,029, $3,260,397, $35,907, and $140,635, respectively, for Emerging Markets, International Equity, International Small Companies, and Global Equity. The tax character of distributions paid from long-term capital gains was $38,551,418 for International Equity.

During the year ended October 31, 2008, the tax character of distributions paid from ordinary income was $27,907,253, $9,427,753, $66,872, and $216,645, respectively for Emerging Markets, International Equity, International Small Companies, and Global Equity. The tax character of distributions paid from long-term capital gains was $112,274,523, $26,554,287, and $2,754,682 for Emerging Markets, International Equity, and Global Equity.

As of the components of accumulated earnings/(deficit) on a tax basis were as follows:

Portfolio	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)*	Total Accumulated Earnings/(Deficit)
Emerging Markets	$4,594,502	$—	$(148,731,122)	$368,844,843	$224,708,223
International Equity	2,365,492	—	(11,703,675)	59,119,523	49,781,340
International Small Companies	37,560	—	(315,679)	(299,036)	(577,155)
Global Equity	149,249	—	(1,098,641)	14,653,746	13,704,354

*  The difference between book basis and tax basis net unrealized appreciation is attributable primarily to the tax deferral of losses on certain sales of securities.

At October 31, 2009 Emerging Markets, International Small Companies and Global Equity had $16,503,240, $64,733 and $20,904, respectively, available as capital loss carryforwards which expire in 2016. Emerging Markets, International Equity, International Small Companies and Global Equity had $132,227,882, $11,703,675, $250,946 and $1,077,737, respectively, available as capital loss carryforwards which expire in 2017.

Primarily as a result of differing book/tax treatment of foreign currency transactions and foreign capital gain tax expenses, the Fund made reclassifications among certain capital accounts. The reclassifications have no impact on the net assets of the Portfolio. As of October 31, 2009, the following reclassifications were made to the Statement of Net Assets.

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

October 31, 2009

5. Distributions to Shareholders (continued)

Portfolio	Paid-in-Capital	Accumulated Undistributed Net Realized Gain/Loss on Investment & Foreign Currency Related Transactions	Accumulated Undistributed Net Investment Income
Emerging Markets	$395,008	$1,268,210	$(1,663,218)
International Equity	—	71,194	(71,194)
International Small Companies	—	472	(472)
Global Equity	—	37,976	(37,976)

6. Foreign Exchange Contracts

The Portfolios, on occasion, enter into forward foreign exchange contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings. A forward foreign exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the cost of the original contracts and the closing of such contracts is included in net realized gains or losses on foreign currency-related transactions. Fluctuations in the value of forward foreign exchange contracts are recorded for book purposes as unrealized appreciation or depreciation on assets and liabilities denominated in foreign currencies by the Portfolios. The Portfolios are also exposed to credit risk associated with counterparty nonperformance on these forward foreign exchange contracts which is typically limited to the unrealized gain on each open contract.

The Portfolios enter into foreign currency transactions on the spot markets in order to pay for foreign investment purchases or to convert to dollars the proceeds from foreign investment sales or coupon interest receipts. The Portfolios held no open forward foreign currency exchange contracts on October 31, 2009.

7. Capital Share Transactions

Transactions in capital stock for Emerging Markets were as follows for the periods indicated:

	Year Ended October 31, 2009		Year Ended October 31, 2008
	Shares	Amount	Shares	Amount
Shares sold	16,825,424	$522,043,263	12,410,621	$597,246,046
Shares issued upon reinvestment of dividends	1,149,520	30,745,773	2,090,569	120,546,841
	17,974,944	552,789,036	14,501,190	717,792,887
Shares redeemed	(18,269,280)	(556,153,126)	(15,340,254)	(707,556,978)
Net increase (decrease)	(294,336)	$(3,364,090)	(839,064)	$(10,235,909)

Transactions in capital stock for International Equity—Investor Class were as follows for the periods indicated:

	Year Ended October 31, 2009		Year Ended October 31, 2008
	Shares	Amount	Shares	Amount
Shares sold	2,406,941	$24,524,810	440,350	$7,489,395
Shares issued upon reinvestment of dividends	256,261	2,337,103	68,854	1,330,261
	2,663,202	26,861,913	509,204	8,819,656
Shares redeemed	(551,993)	(5,664,340)	(215,285)	(3,696,097)
Net increase	2,111,209	$21,197,573	293,919	$5,123,559

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

October 31, 2009

7. Capital Share Transactions (continued)

Transactions in capital stock for International Equity—Institutional Class were as follows for the periods indicated:

	Year Ended October 31, 2009		Year Ended October 31, 2008
	Shares	Amount	Shares	Amount
Shares sold	3,607,416	$37,754,041	814,257	$13,994,514
Shares issued upon reinvestment of dividends	4,274,140	38,985,473	1,599,857	30,928,420
	7,881,556	76,739,514	2,414,114	44,922,934
Shares redeemed	(3,062,169)	(29,797,831)	(3,678,345)	(66,170,127)
Net increase (decrease)	4,819,387	$46,941,683	(1,264,231)	$(21,247,193)

Transactions in capital stock for International Small Companies—Investor Class were as follows for the periods indicated:

	Year Ended October 31, 2009		Year Ended October 31, 2008
	Shares	Amount	Shares	Amount
Shares sold	287,938	$1,954,457	238,264	$2,368,797
Shares issued upon reinvestment of dividends	6,686	35,907	5,151	54,707
	294,624	1,990,364	243,415	2,423,504
Shares redeemed	(100,105)	(687,371)	(187,161)	(1,737,767)
Net increase	194,519	$1,302,993	56,254	$685,737

Transactions in capital stock for Global Equity were as follows for the periods indicated:

	Year Ended October 31, 2009		Year Ended October 31, 2008
	Shares	Amount	Shares	Amount
Shares sold	1,872,104	$29,033,478	301,469	$6,806,873
Shares issued upon reinvestment of dividends	5,005	76,577	113,938	2,881,495
	1,877,109	29,110,055	415,407	9,688,368
Shares redeemed	(227,787)	(3,752,668)	(189,186)	(4,193,388)
Net increase	1,649,322	$25,357,387	226,221	$5,494,980

Redemptions made within 90 days of purchase may be subject to a redemption fee equal to 2% of the amount redeemed. For the year ended October 31, 2009, Emerging Markets, Investor Class of International Equity and Global Equity received $154,275, $2,232 and $6,503, respectively, in redemption fees related to transactions in shares of common stock as disclosed in the Portfolios' Statements of Changes in Net Assets. For the year ended October 31, 2009, International Small Companies Investor Class did not receive any redemption fees.

8. Concentration of Ownership

At October 31, 2009, the percentage of total shares outstanding held by record shareholders each owning 10% or greater of the aggregate total shares outstanding for each Portfolio or for the share classes listed of each Portfolio was as follows:

	No. of Shareholders	% Ownership
Emerging Markets	2	74	%*
International Equity	1	38	%*
International Small Companies	3	66	%*
Global Equity	3	58	%*

*  Represents omnibus position of broker-dealer representing numerous shareholder accounts.

Investment activities of these shareholders may have a material effect on the Portfolios.

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

October 31, 2009

9. Repurchase Agreements

Each Portfolio may enter into repurchase agreements under which a bank or securities firm that is a primary or reporting dealer in U.S. Government securities agrees, upon entering into a contract, to sell such securities to a Portfolio and repurchase such securities from such Portfolio at a mutually agreed upon price and date.

Each Portfolio may engage in repurchase transactions with parties selected on the basis of such party's creditworthiness. Securities purchased subject to repurchase agreements must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

10. Concentration of Risk

Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in U.S. issuers. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. These risks are greater with respect to securities of issuers located in emerging market countries in which Emerging Markets, International Equity, International Small Companies and Global Equity are authorized to invest.

11. Line of Credit

The Fund participates in a $50 million line of credit agreement with State Street Bank and Trust. Borrowings will be made solely to facilitate the handling of redemptions or unusual or unanticipated short-term cash requirements. Because several Portfolios participate there is no assurance that an individual Portfolio will have access to the entire $50 million at any particular time. Borrowings for International Equity and Global Equity are limited to the lesser of the remaining available credit or 25% of net assets. Borrowings for Emerging Markets and International Small Companies are limited to the lesser of the remaining available credit or 15% of net assets. Interest is charged to each Portfolio based on its borrowings at an amount above the Federal Funds rate. In addition, a commitment fee computed at an annual rate of 0.10% on the line of credit is allocated among the Portfolios. During the year ended October 31, 2009, Emerging Markets had borrowings on two days with a maximum balance of $36,268,115, at an average weighted interest rate of 1.35%; International Equity had borrowings on one day with a maximum balance of $66,185 at an average weighted interest rate of 0.85%; International Small Companies had borrowings on three days with a maximum balance of $85,819, at an average weighted interest rate of 0.99% and Global Equity had borrowings on one day with a maximum balance of $67,488, at an average weighted interest rate of 1.46%.

12. Subsequent Event

Global Equity launched Institutional Class shares on November 3, 2009. In accordance with the provisions set forth in FASB Accounting Standards Codification No. 855, "Subsequent Events," adopted by the Fund, Management has evaluated the possibility of additional subsequent events existing in the Portfolios' financial statements through December 21, 2009, the date the financial statements were issued. Management has determined that there are no additional subsequent events that would require disclosure in the Portfolios' financial statements through this date.

Harding, Loevner Funds, Inc.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholders
Harding, Loevner Funds, Inc.

We have audited the accompanying statements of net assets of the Harding, Loevner Funds, Inc. (comprising, the Emerging Markets Portfolio, Global Equity Portfolio, International Equity Portfolio, and International Small Companies Portfolio), (collectively the "Portfolios") as of October 31, 2009, and the related statements of operations for the year then ended, statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Portfolios for the year or period in the year ended October 31, 2005 were audited by other auditors whose report dated December 6, 2005, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2009, by correspondence with the custodian and brokers or other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned Portfolios of the Harding, Loevner Funds, Inc. as of October 31, 2009, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the four-year period then ended, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania
December 21, 2009

Harding, Loevner Funds, Inc.

Supplemental Tax Information

(unaudited)

During the year ended October 31, 2009, Global Equity designated 100% of distributions from net investment income as qualifying for the dividend received deduction for corporations.

Emerging Markets, International Equity, International Small Companies and Global Equity paid qualifying foreign taxes of $2,387,024, $456,565, $8,477 and $33,474, and earned $29,894,323, $5,726,299, $119,449 and $503,954 foreign source income during the year ended October 31, 2009, respectively. Pursuant to Section 853 of the Internal Revenue Code, Emerging Markets, International Equity, International Small Companies and Global Equity designated $0.0614, $0.0185, $0.0122 and $0.0102 per share as foreign taxes paid and $0.7691, $0.2316, $0.1714 and $0.1529 per share as income earned from foreign sources for the year ended October 31, 2009, respectively.

Emerging Markets, International Equity, International Small Companies and Global Equity had qualifying dividend income of $14,106,661 $4,355,260, $88,417 and $650,578 respectively, during the year ended October 31, 2009.

Pursuant to Section 852 of the Internal Revenue Code, International Equity designated $38,551,418 as long term capital gain dividends for the year ended October 31, 2009.

Harding, Loevner Funds, Inc.

Directors and Principal Officers of the Fund

(unaudited)

Disinterested Directors:

Name, Address and Age	Position with the Fund	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Director	Other Directorships Held by Director
William E. Chapman, II c/o Harding Loevner LP 50 Division Street Fourth Floor Somerville, NJ 08876 Age, 68	Director	Indefinite; Director since 2008	Longboat Retirement Planning Solutions (Consulting Firm), President and Owner, 1998-present; Hewitt Associates, LLC (consulting firm), part-time provider of retirement and investment education seminars, 2000-present; Bowdoin College, Trustee, 2002-present.	6	Trustee, The Managers Funds, (9 portfolios); Trustee, Managers AMG Funds (6 portfolios), Managers Trust I (10 portfolios) and Managers Trust II (6 portfolios); Trustee, Third Avenue Trust (4 portfolios); Trustee, Third Avenue Variable Trust (1 portfolio).

R. Kelly Doherty c/o Harding Loevner LP 50 Division Street Fourth Floor Somerville, NJ 08876 Age, 51	Director	Indefinite; Director since 2004	Cayman Partners (private investment vehicles), Managing Partner, 1999-present.	6	L.P. Thebault & Co. (commercial printing); The Peck School

Charles Freeman c/o Harding Loevner LP 50 Division Street Fourth Floor Somerville, NJ 08876 Age, 45	Director	Indefinite; Director since 2008	Cayman Partners (private investment vehicles), Managing Partner, 1999-present.	6	National Committee for U.S. - China Relations.

Jane A. Freeman c/o Harding Loevner LP 50 Division Street Fourth Floor Somerville, NJ 08876 Age, 56	Director	Indefinite; Director since 1996; Chairperson of Audit Committee 2005-2008; Lead Non-Interested Director since 2008	Scientific Learning Corporation (Education Software), Executive Vice President and Chief Financial Officer, 2000-present; Finance & Business Development, Treasurer and Vice President, 1999-2000.	6	None

Samuel R. Karetsky c/o Harding Loevner LP 50 Division Street Fourth Floor Somerville, NJ 08876 Age, 64	Director	Indefinite; Director since 1998	The Karetsky Group, LLC (Advisory Firm), Managing Member, 2003-present; Wetherby Asset Management, Principal, 2004-present; European Investors Inc., Managing Director, 1998-2002	6	None

Harding, Loevner Funds, Inc.

Directors and Principal Officers of the Fund (continued)

(unaudited)

Name, Address and Age	Position with the Fund	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Director	Other Directorships Held by Director
Eric Rakowski c/o Harding Loevner LP 50 Division Street Fourth Floor Somerville, NJ 08876 Age, 51	Director	Indefinite; Director since 2008	University of California at Berkeley School of Law, Professor, 1990-present.	6	Trustee, The Managers Funds, (9 portfolios); Trustee, Managers AMG Funds (6 portfolios), Managers Trust I (10 portfolios) and Managers Trust II (6 portfolios); Trustee, Third Avenue Trust (4 portfolios); Trustee, Third Avenue Variable Trust (1 portfolio).

Raymond J. Clark** c/o Harding Loevner LP 50 Division Street Fourth Floor Somerville, NJ 08876 Age, 73	Director Emeritus	1 year; Director Emeritus since 2009	The Woodrow Wilson National Fellowship Foundation, Treasurer, 08/04-present; Wellesley College, Interim Vice President of Finance and Treasurer, 10/03-6/04; Princeton University, Treasurer, 1987-2001.	6	Princeton Healthcare System

Interested Director:

David R. Loevner*** Harding Loevner LP 50 Division Street, Fourth Floor Somerville, NJ 08876 Age, 55	Director, President and Chairman of the Board	Indefinite; Director, President and Chairman of the Board since 1996	Harding Loevner LP, President, 7/89-present; Parks Tennant Corporation (real estate), President, 1/01-present.	6	Director, Harding, Loevner Funds, plc (4 portfolios)

Jennifer M. Borggaard*** Affiliated Managers, Group, Inc. 600 Hale Street Prides Crossing, MA 01965 Age, 40	Director	Indefinite; Director since 2008	Affiliated Managers Group, Inc. ("AMG") (Asset Management Firm), Senior Vice President, 2007-present, Vice President, 2004-2007, Director and Senior Counsel, 2001-2004.	6	Director, DFD Fund of Funds, plc (4 portfolios)

*  Each director is elected to serve in accordance with the Articles of Incorporation and By-Laws of the Fund until his or her successor is duly elected and qualified.

**  Effective September 9, 2009, Mr. Clark retired as a voting member of the Board and was elected to the position of "Director Emeritus" with a one-year term.

***  David R. Loevner is considered an "interested person" of the Fund as defined in the Investment Company Act of 1940, as amended, because he serves as President of Harding Loevner LP, the Fund's investment advisor. Jennifer M. Borggaard is an interested person of the Fund because she is an officer of AMG.

Harding, Loevner Funds, Inc.

Directors and Principal Officers of the Fund (continued)

(unaudited)

Principal Officers of the Fund

Name, Address and Age	Position with the Fund	Term of Office and Length of Time Servedt	Principal Occupation (s) During Past Five Years
Richard Reiter Harding Loevner LP 50 Division Street, Fourth Floor Somerville, NJ 08876 Age, 43	Vice President	1 year ; Vice President since 2007	Harding Loevner LP, Chief Operating Officer 4/96-current.

Puran Dulani Harding Loevner LP 50 Division Street, Fourth Floor Somerville, NJ 08876 Age, 51	Chief Financial Officer and Treasurer	1 year; Chief Financial Officer and Treasurer since 2007	Harding Loevner LP, Chief of Operations and Accounting 3/02-present.

Ellen Blanchard State Street Bank & Trust Company 200 Clarendon Street Boston, MA 02116 Age, 35	Anti-Money Laundering Compliance Officer	1 year; Anti-Money Laundering Compliance Officer since 2007	State Street Bank & Trust Company (formerly, Investors Bank & Trust Company), Director and Senior Associate Counsel, 1/06-present; Senior Manager and Associate Counsel, 8/04-12/05; Manager and Associate Counsel 8/02-8/04; Product Manager, 8/99-8/02.

Donna M. Rogers State Street Bank & Trust Company 200 Clarendon Street Boston, MA 02116 Age, 43	Chief Compliance Officer of the Funds	1 year; Chief Compliance Officer since 2007	State Street Bank & Trust Company, (formerly, Investors Bank & Trust Company), Senior Director, 2002-present.

Brendan J. O'Neill State Street Bank & Trust Company 200 Clarendon Street Boston, MA 02116 Age, 41	Assistant Treasurer	1 year; Assistant Treasurer since 2004	State Street Bank & Trust Company (formerly, Investors Bank & Trust Company), Unit Director 11/07-present, Director 1/05-10/07; Senior Manager 11/02-12/04; Manager 7/00-10/02.

Francine S. Hayes State Street Bank & Trust Company 200 Clarendon Street Boston, MA 02116 Age, 41	Secretary	1 year; Secretary since 2008	State Street Bank & Trust Company (formerly, Investors Bank & Trust Company), Vice President and Senior Counsel, from 2004-present; and Assistant Vice President and Counsel, 2001-2004.

Lori Renzulli Harding Loevner LP 50 Division Street Fourth Floor Somerville, NJ 08876 Age, 41	Assistant Secretary	1 year; Assistant Secretary since 2008	Harding Loevner LP, Chief Counsel and Chief Compliance Officer, 6/06-present; Met Life, Director, Corporate Ethics and Compliance, 1/06-5/06; CitiStreet Retirement Services, Vice President and Counsel, 7/89-12/05.

Brian C. Poole State Street Bank & Trust Company 200 Clarendon Street Boston, MA 02116 Age, 38	Assistant Secretary	1 year; Assistant Secretary since 2008	State Street Bank & Trust Company (formerly, Investors Bank & Trust Company), Vice President and Counsel, 3/08-present and Associate Counsel, 7/04-9/07

t  Officers are elected to hold such office until their successor is elected and qualified to carry out the duties and responsibilities of their office, or until he or she resigns or is removed from office.

The Fund's Statement of Additional Information contains additional information about the Directors of the Fund and is available, without charge, upon request, by calling 1-877-435-8105.

Harding, Loevner Funds, Inc.

Supplemental Tax Information

(unaudited)

Quarterly Form N-Q Portfolio Schedule

Each Portfolio will file its complete schedule of investments with the SEC on Form N-Q at the end of the first and third fiscal quarters within 60 days of the end of the quarter to which it relates. The Portfolios' Form N-Q will be available on the SEC's website at www.sec.gov and may also be reviewed and copied at the SEC's Public Reference Room whose telephone number is 1-800-SEC-0330. Additionally, they are available upon request by calling 1-877-435-8105.

Proxy Voting Record

The Fund's proxy voting record relating to the Portfolios' securities during the most recent 12-month period ended June 30 is available on the Fund's website at www.hardingloevnerfunds.com and on the SEC's website at www.sec.gov, on Form N-PX.

Proxy Voting Policies and Procedures

A description of the Fund proxy voting policies and procedures are located in the Statement of Additional Information and is available without charge, upon request, by calling 1-877-435-8105 or on the SEC's website at www.sec.gov.

Harding, Loevner Funds, Inc.

Officers & Directors and Other Pertinent Information

OFFICERS AND DIRECTORS

David R. Loevner

Director, President and Chairman
of the Board of the Funds

Jennifer M. Borggaard

Director of the Funds

William E. Chapman II

Director of the Funds

R. Kelly Doherty

Director of the Funds

Charles Freeman

Director of the Funds

Jane A. Freeman

Director of the Funds

Samuel R. Karetsky

Director of the Funds

Eric Rakowski

Director of the Funds

Raymond J. Clark

Director Emeritus of the Funds

Donna Rogers

Chief Compliance Officer of the Funds

Ellen Blanchard

Anti-Money Laundering Compliance
Officer of the Funds

Puran Dulani

Chief Financial Officer and Treasurer
for the Funds

Richard Reiter

Vice President of the Funds

Brendan J. O'Neill

Assistant Treasurer of the Funds

Francine S. Hayes

Secretary of the Funds

Lori Renzulli

Assistant Secretary of the Funds

Brian C. Poole

Assistant Secretary of the Funds

HARDING, LOEVNER FUNDS, INC.

INVESTMENT ADVISER	DISTRIBUTOR

Harding Loevner LP	Quasar Distributors, LLC
50 Division Street, Fourth Floor	615 East Michigan Street
Somerville, NJ 08876-2943	Milwaukee, WI 53202-5210

ADMINISTRATOR, CUSTODIAN, FUND	INDEPENDENT REGISTERED PUBLIC
ACCOUNTANT, TRANSFER AGENT AND	ACCOUNTING FIRM
DIVIDEND DISBURSING AGENT
KPMG LLP
State Street Bank and Trust Company	1601 Market Street
200 Clarendon Street, 16th Floor, JHT 1651	Philadelphia, PA 19103-2499
Boston, MA 02116

LEGAL COUNSEL

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036-6797

This report is intended for shareholders of Harding, Loevner Funds, Inc. It may not be used as sales literature unless preceded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives, risks and policies of the Portfolios.

HLFSANINV-G 12/09

Annual Report	October 31, 2009

Mutual Funds for Institutional Investors

•      Institutional Emerging Markets Portfolio

•      International Equity Portfolio

•      Frontier Emerging Markets Portfolio

State Street Bank and Trust Company

Attn: Harding, Loevner Funds, Inc.

200 Clarendon Street, 16th Floor, JHT 1651

Boston, MA 02116

(877) 435-8105 • www.hardingloevnerfunds.com

Harding, Loevner Funds, Inc.

Table of Contents

Expense Example	3

Performance Information and Statements of Net Assets

Institutional Emerging Markets Portfolio	4

International Equity Portfolio	11

Frontier Emerging Markets Portfolio	18

Statements of Operations	26

Statements of Changes in Net Assets	28

Financial Highlights	31

Notes to Financial Statements	34

Report of Independent Registered Public Accounting Firm	45

Supplemental Tax Information	46

Directors and Principal Officers	47

Supplemental Information	51

For use only when preceded or accompanied by a prospectus. Read the prospectus carefully before you invest or send money.

This Page Intentionally Left Blank

Harding, Loevner Funds, Inc.

Expense Example

October 31, 2009 (unaudited)

As a shareholder of a Harding Loevner Portfolio, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and (2) ongoing costs, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on May 1, 2009 and held for the entire six month period from May 1, 2009 to October 31, 2009 for the International Equity Portfolio—Institutional Class, Institutional Emerging Markets Portfolio, and Frontier Emerging Markets Portfolio—Institutional Class.

Actual Expenses

The first line under the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for the Portfolio under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Portfolio in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2009	Ending Account Value October 31, 2009	Annualized Expense Ratio	Expenses Paid During Period* (May 1, 2009 to October 31, 2009)
Institutional Emerging Markets Portfolio
Actual	$1,000.00	$1,364.50	1.30%	$7.75
Hypothetical (5% annual return before expenses)	1,000.00	1,018.70	1.30%	6.61
International Equity Portfolio—Institutional Class
Actual	1,000.00	1,321.60	0.99%	5.79
Hypothetical (5% annual return before expenses)	1,000.00	1,020.20	0.99%	5.04
Frontier Emerging Markets Portfolio—Institutional Class
Actual	1,000.00	1,413.50	2.00%	12.17
Hypothetical (5% annual return before expenses)	1,000.00	1,015.10	2.00%	10.16

*  Expenses are calculated using each Portfolio's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (184 days), and divided by the number of days in the year (365 days).

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio — Overview
(unaudited)
October 31, 2009

	Returns for the Year Ended October 31, 2009
	Cumulative Total Returns			Average Annualized Total Return
FUND NAME	Last 12 Months	5 YR	Inception	5 YR	Inception
Institutional Emerging Markets Portfolio (Inception date 10/17/05)	48.92%	N/A	44.61%	N/A	9.56%
MSCI Emerging Markets (Net dividend)	64.11%	N/A	61.27%	N/A	12.55%
Lipper Emerging Markets Funds Index	56.90%	N/A	47.26%	N/A	10.05%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance current to the most recent month end may be lower or higher than the performance quoted and may be obtained by visiting the website at www.hardingloevnerfunds.com.

Investment return reflects voluntary fee waivers in effect. Absence such waivers, total return would be reduced. The performance provided does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions.

4

Harding, Loevner Funds, Inc.

Institutional Emerging Markets — Overview

October 31, 2009

The Institutional Emerging Markets Portfolio gained 48.92% for the fiscal year ending October 31, 2009, as compared to a gain of 64.11% for its benchmark, the MSCI Emerging Markets Index.

Consistent with its investment objectives and policies, the Portfolio was invested primarily in the securities of emerging markets companies that exhibit the fundamental characteristics of growth, financial strength, management quality, and durable competitive advantage.

The Portfolio's underperformance this period was the result primarily of unfavorable stock selection. Because we did not own some of the most distressed, cyclically-exposed companies in the Financials, Industrials, and Consumer Discretionary sectors that had previously declined the most in 2008, our companies did not benefit as much in the early stages of the rally that began in late February. Our overweight in the lagging Health Care sector and underweight in the booming Materials sector also detracted from relative returns.

Our holdings lagged the most in the Financials, Industrials, and Information Technology sectors, where the poor stocks included Samsung Fire & Marine, China Communications Construction, and Delta Electronics. Portfolio companies in Consumer Staples and Telecom Services outperformed overall. Strong stocks in these sectors included Hengan International, JBS, and Telekom Indonesia.

From a geographic perspective, the largest detractor from performance was our underweight and poor stock selection in Asia, including East Asia (China, Taiwan, and South Korea). Many listed companies in Asia are export-focused manufacturers, for whom we believe the potential for further expansion of excess capacity and margin-destroying competition presents risks for investors. In China, poor corporate governance and the lack of corporate capital allocation discipline remain obstacles to our finding attractive investments there.

Past performance does not guarantee future results.

The Portfolio invests in foreign securities, which will involve greater volatility and political, economic, and currency risks and differences in accounting methods. It also invests in emerging markets, which involve unique risks, such as exposure to economies less diverse and mature than the U.S. or other more established foreign markets. Economic and political instability may cause larger price changes in emerging markets securities than other foreign securities. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investment by the Portfolio in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. The Index consists of 22 emerging market countries. The Index is net of foreign withholding taxes on dividends. You cannot invest directly in this Index.

It is not possible to invest directly in an index.

5

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio
Statement of Net Assets
October 31, 2009

Industry	Percentage of Net Assets
Airlines	1.0%
Banks	18.2
Beverages, Food & Tobacco	4.6
Building Materials	2.0
Chemicals	2.8
Commercial Services & Supplies	3.8
Communications	8.5
Computers & Information	0.5
Cosmetics & Personal Care	1.1
Electric Utilities	1.1
Electrical Equipment	5.2
Electronics	1.7
Engineering & Construction	2.5
Financial Services	1.0
Food	1.1
Food Retailers	1.4
Health Care Providers & Services	2.6
Home Construction, Furnishings & Appliances	2.1
Household Products	1.0
Insurance	3.6
Iron & Steel	0.5
Media	1.5
Medical Supplies	0.7
Metals & Mining	3.7
Oil & Gas	12.1
Pharmaceuticals	3.3
Real Estate	1.4
Retailers	3.5
Semiconductors	5.5
Total Investments	98.0
Other Assets Less Liabilities	2.0 *
Net Assets	100.0%

*  Breakout of other assets and liabilities can be found on page 10.

See Notes to Financial Statements
6

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio
Statement of Net Assets
October 31, 2009 (continued)

	Shares	Value (1)
Common Stocks - 96.4%
Brazil - 16.8%
Anhanguera Educacional Participacoes SA (Commercial Services & Supplies)*	210,956	$2,915,973
Banco Bradesco SA - ADR (Banks)	217,900	4,292,630
Cia Brasileira de Distribuicao Grupo Pao de Acucar - Sponsored ADR (Food)	37,000	2,238,130
Itau Unibanco Banco Multiplo SA - ADR (Banks)	174,696	3,343,681
JBS SA (Beverages, Food & Tobacco)	584,900	3,243,911
Natura Cosmeticos SA (Cosmetics & Personal Care)	120,900	2,165,301
Petroleo Brasileiro SA - ADR (Oil & Gas)	195,646	9,042,758
Usinas Siderurgicas de Minas Gerais SA (Iron & Steel)	41,500	1,029,255
Vale SA - Sponsored ADR (Metals & Mining)	235,240	5,996,268
		34,267,907
Chile - 2.5%
Banco Santander - ADR (Banks)	41,836	2,202,247
Sociedad Quimica y Minera de Chile SA - Sponsored ADR (Chemicals)	79,000	2,903,250
		5,105,497
China - 11.9%
Anhui Conch Cement Co., Ltd. (Building Materials)	340,000	2,199,879
China Communications Construction Co., Ltd. - Class H (Engineering & Construction)	2,290,000	2,471,217
China Insurance International Holdings Co., Ltd. (Insurance)*	814,000	2,846,565
China Mobile Ltd. - Sponsored ADR (Communications)	45,189	2,111,682
China Overseas Land & Investment Ltd. (Real Estate)	1,308,000	2,819,056
Hengan International Group Co., Ltd. (Health Care Providers & Services)	839,000	5,378,640
Jiangsu Expressway Co., Ltd. - Class H (Commercial Services & Supplies)	3,231,000	2,866,451
New Oriental Education & Technology Group - Sponsored ADR (Commercial Services & Supplies)*	27,600	1,927,584
Shandong Weigao Group Medical Polymer Co., Ltd. (Medical Supplies)	432,000	1,506,718
		24,127,792
Colombia - 1.1%
BanColombia SA - Sponsored ADR (Banks)	59,170	2,341,949
Czech Republic - 0.9%
Central European Media Enterprises Ltd. (Media)*	70,930	1,783,180
Egypt - 1.1%
Orascom Construction Industries - GDR, Reg. S (Engineering & Construction)	45,600	2,203,413
Greece - 1.0%
Coca Cola Hellenic Bottling Co. SA (Beverages, Food & Tobacco)*	76,330	1,989,055
Hungary - 0.6%
Richter Gedeon Nyrt (Pharmaceuticals)	5,450	1,131,026
India - 4.9%
Axis Bank Ltd. (Banks)	126,900	2,394,107
HDFC Bank Ltd. - ADR (Banks)	30,403	3,362,876
Hindustan Unilever Ltd. (Household Products)	336,700	2,012,348
NTPC Ltd. (Electric Utilities)	516,900	2,306,114
		10,075,445

See Notes to Financial Statements
7

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio
Statement of Net Assets
October 31, 2009 (continued)

	Shares	Value (1)
Indonesia - 2.5%
PT Bank Rakyat Indonesia (Banks)	3,316,000	$2,420,613
PT Telekomunikasi Indonesia - Sponsored ADR (Communications)	79,230	2,686,689
		5,107,302
Israel - 2.9%
Israel Chemicals Ltd. (Chemicals)	245,130	2,865,788
Teva Pharmaceutical Industries Ltd. - Sponsored ADR (Pharmaceuticals)	61,500	3,104,520
		5,970,308
Luxembourg - 1.0%
Millicom International Cellular SA (Communications)*	32,100	2,011,386
Malaysia - 1.3%
Public Bank Berhad (Banks)	106,425	332,391
Public Bank Berhad (Banks)	711,700	2,215,557
		2,547,948
Mexico - 6.7%
America Movil SA de CV, Series L - ADR (Communications)	82,550	3,642,932
Grupo Aeroportuario del Sureste SAB de CV, Series B - ADR (Engineering & Construction)	10,305	419,310
Grupo Financiero Banorte SA de CV, Class O (Financial Services)	630,180	2,067,072
Grupo Televisa SA - Sponsored ADR (Media)	63,000	1,219,680
Telmex Internacional SAB de CV, Series L - ADR (Communications)	123,800	1,666,348
Urbi Desarrollos Urbanos SA de CV (Home Construction, Furnishings & Appliances)*	786,100	1,547,939
Wal-Mart de Mexico SA de CV - Sponsored ADR (Retailers)	88,115	3,067,283
		13,630,564
Panama - 1.0%
Copa Holdings SA - Class A (Airlines)	46,000	1,942,580
Peru - 1.1%
Credicorp Ltd. (Banks)	31,300	2,160,639
Philippines - 0.5%
Philippine Long Distance Telephone Co. - Sponsored ADR (Communications)	17,555	935,682
Poland - 1.9%
Bank Pekao SA (Banks)*	41,354	2,199,559
Central European Distribution Corp. (Beverages, Food & Tobacco)*	53,250	1,656,608
		3,856,167
Russia - 6.0%
Lukoil - Sponsored ADR (Oil & Gas)	80,978	4,729,115
OAO Gazprom - Sponsored ADR (Oil & Gas)	199,300	4,758,774
X 5 Retail Group NV - GDR, Reg. S (Food Retailers)*	117,256	2,809,307
		12,297,196
South Africa - 6.0%
Massmart Holdings Ltd. (Retailers)	180,000	2,079,176
MTN Group Ltd. (Communications)	282,050	4,233,719
Pretoria Portland Cement Co., Ltd. (Building Materials)	454,000	1,894,782
SABMiller plc (Beverages, Food & Tobacco)	88,200	2,356,451
Standard Bank Group Ltd. (Banks)	137,768	1,723,457
		12,287,585

See Notes to Financial Statements
8

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio
Statement of Net Assets
October 31, 2009 (continued)

	Shares	Value (1)
South Korea - 9.0%
KB Financial Group Inc. - ADR (Banks)*	61,991	$2,940,853
Samsung Electronics Co., Ltd., GDR, Reg S - GDR (Semiconductors)	20,030	6,067,663
Samsung Electronics Co., Ltd., GDR, Reg S - GDR (Semiconductors)	6,691	1,329,254
Samsung Fire & Marine Insurance Co., Ltd. (Insurance)	24,660	4,520,766
Shinsegae Co., Ltd. (Retailers)	4,380	1,902,199
Taewoong Co., Ltd. (Metals & Mining)	23,900	1,605,191
		18,365,926
Taiwan - 9.3%
Delta Electronics (Electrical Equipment)	1,387,189	3,869,975
Hon Hai Precision Industry Co., Ltd. (Electrical Equipment)	782,000	3,078,785
HTC Corp. (Computers & Information)	106,200	1,061,836
MediaTek Inc. (Semiconductors)	273,816	3,876,421
Synnex Technology International Corp. (Electronics)	1,802,530	3,421,068
Taiwan Semiconductor Manufacturing Co. (Electrical Equipment)	2,015,577	3,665,996
		18,974,081
Thailand - 2.7%
PTT Exploration & Production plc (Oil & Gas)	641,000	2,780,703
Siam Commercial Bank-Alien (Banks)	1,201,170	2,776,077
		5,556,780
Turkey - 2.5%
Arcelik (Home Construction, Furnishings & Appliances)*	853,000	2,775,515
Turkiye Garanti Bankasi AS (Banks)	645,000	2,312,118
		5,087,633
United Kingdom - 1.2%
Hikma Pharmaceuticals plc (Pharmaceuticals)	320,920	2,479,052
Total Common Stocks (Cost $157,616,163)		196,236,093
Preferred Stocks - 1.6%
Russia - 1.6%
Transneft (Oil & Gas)	3,729	3,244,230
Total Preferred Stocks (Cost $1,990,692)		3,244,230
Total Investments - 98.0% (Cost $159,606,855)		$199,480,323

See Notes to Financial Statements
9

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio
Statement of Net Assets
October 31, 2009 (continued)

Value (1)
Liabilities, Net of Other Assets - 2.0%
Cash	$3,104,170
Dividends and interest receivable	224,957
Foreign currency (cost $604,176)	599,322
Receivable for Fund units sold	599,975
Tax reclaim receivable	14,275
Payable to Investment Advisor	(205,510)
Other liabilities	(269,555)
4,067,634
Net Assets - 100%
Applicable to 15,319,796 outstanding $.001 par value units (authorized 500,000,000 shares)	$203,547,957
Net Asset Value, Offering Price and Redemption Price Per Unit	$13.29
Components of Net Assets as of October 31, 2009 were as follows:
Paid-in capital	$224,793,444
Accumulated undistributed net investment income	1,100,413
Accumulated net realized loss from investment transactions	(62,011,095)
Net unrealized appreciation on investments and on assets and liabilities denominated in foreign currencies	39,665,195
$203,547,957

Summary of Abbreviations

ADR  American Depository Receipt

GDR  Global Depositary Receipt

Reg S  Security sold outside United States without registration under the Securities Act of 1933.

(1)  See Note 2 to Financial Statements.

*  Non-income producing security.

See Notes to Financial Statements
10

Harding, Loevner Funds, Inc.

International Equity Portfolio — Overview
(unaudited)
October 31, 2009

	Returns for the Year Ended October 31, 2009
	Cumulative Total Returns			Average Annualized Total Return
FUND NAME	Last 12 Months	5 YR	10 YR	5 YR	10 YR
International Equity Institutional Class (Inception date 11/1/94)	32.77%	45.76%	33.18%	7.83%	2.91%
MSCI All Country World ex-US (Net dividend)	34.13%	40.95%	42.12%	7.11%	3.58%
Lipper International Fund Index	28.17%	33.39%	38.62%	5.93%	3.32%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance current to the most recent month end may be lower or higher than the performance quoted and may be obtained by visiting the website at www.hardingloevnerfunds.com.

Investment return reflects voluntary fee waivers in effect. Absence such waivers, total return would be reduced. The performance provided does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions.

11

Harding, Loevner Funds, Inc.

International Equity Portfolio — Overview

October 31, 2009

The International Equity Portfolio gained 32.77% for the fiscal year ending October 31, 2009. In comparison, its benchmark, the MSCI All Country World ex-US Index, rose 34.13%.

Consistent with its investment objectives and policies, the Portfolio was invested primarily in the securities of non-US companies that exhibited the fundamental characteristics of growth, financial strength, management quality, and durable competitive advantage.

The portfolio's return was near the benchmark return. Good relative stock performance within sectors offset poor allocation between sectors. Heavy weightings in Health Care and Consumer Staples, along with light weightings in Materials and Financials hindered performance. The portfolio benefited from good stock selection in a number of industry groups, including consumer durables & apparel (LVMH), retailing (Li & Fung, China Resources Enterprise), food & staples retailing (Olam International), pharmaceuticals & biotech (Qiagen), capital goods (Atlas Copco, Schneider Electric), and telecom services (Telekom Indonesia). Positive stock selection was offset by a few holdings that lagged their industry groups, including companies in energy (Imperial Oil, Encana), diversified financials (Nomura Holdings), insurance (Swiss Reinsurance), health care equipment & services (Fresenius), technology hardware & equipment (Nokia), and materials (Air Liquide).

Viewed geographically, the portfolio enjoyed good stock selection in developed markets across Europe and Japan, but our holdings in emerging markets failed to keep up with the torrid pace of the emerging markets sub-index. Stock selection was particularly strong in the UK (Standard Chartered), France (LVMH, Schneider Electric), Germany (Allianz, Qiagen), Japan (Kubota, JSR), Hong Kong (Li & Fung) and Singapore (Olam International), along with Bermuda (Bunge). Emerging markets holdings that lagged included companies in Russia (Gazprom), South Africa (Sasol), Indonesia (Telekom Indonesia), and Taiwan (Taiwan Semiconductor).

Past performance does not guarantee future results.

The Portfolio invests in foreign securities, which will involve greater volatility and political, economic, and currency risks. It also invests in emerging markets, which involve unique risks, such as exposure to economies less diverse and mature than the U.S. or other more established foreign markets. Economic and political instability may cause larger price changes in emerging markets securities than other foreign securities. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investment by the Portfolio in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities. The portfolio invests in smaller companies which involve additional risk such as limited liquidity and greater volatility.

The MSCI All Country World ex-US Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets, excluding the US. The Index consists of 44 developed and emerging market countries. The Index is net of foreign withholding taxes on dividends. You cannot invest directly in this Index.

It is not possible to invest directly in an index.

12

Harding, Loevner Funds, Inc.

International Equity Portfolio
Statement of Net Assets
October 31, 2009

Industry	Percentage of Net Assets
Banks	7.6%
Beverages, Food & Tobacco	13.3
Chemicals	5.5
Commercial Services & Supplies	5.9
Communications	5.9
Computer Software & Processing	3.2
Cosmetics & Personal Care	2.2
Electrical Equipment	8.5
Electronics	2.0
Financial Services	3.5
Health Care Providers & Services	1.2
Heavy Machinery	2.4
Holding Companies-Diversified	2.2
Insurance	2.8
Machinery - Diversified	1.3
Media	5.0
Medical Supplies	5.4
Oil & Gas	9.9
Oil & Gas Services	1.7
Pharmaceuticals	2.1
Real Estate	1.3
Retailers	3.3
Semiconductors	2.0
Total Investments	98.2
Other Assets Less Liabilities	1.8 *
Net Assets	100.0%

*  Breakout of other assets and liabilities can be found on page 17.

See Notes to Financial Statements
13

Harding, Loevner Funds, Inc.

International Equity Portfolio
Statement of Net Assets
October 31, 2009 (continued)

	Shares	Value (1)
Common Stocks - 97.5%
Australia - 1.8%
Cochlear Ltd. (Medical Supplies)	93,800	$5,375,496
Austria - 2.0%
Erste Bank der Oesterreichischen Sparkassen AG (Banks)	149,220	5,995,923
Bermuda - 2.5%
Bunge Ltd. (Beverages, Food & Tobacco)	129,280	7,376,717
Brazil - 0.8%
Petroleo Brasileiro SA - ADR (Oil & Gas)	52,888	2,444,483
Canada - 3.2%
EnCana Corp. (Oil & Gas)	79,882	4,424,664
Imperial Oil Ltd. (Oil & Gas)	137,290	5,168,968
		9,593,632
China - 2.7%
China Resources Enterprise (Financial Services)	2,442,000	8,151,832
Finland - 2.0%
Nokia Oyj - Sponsored ADR (Communications)	465,240	5,866,676
France - 15.1%
Air Liquide (Chemicals)	94,402	10,194,126
Dassault Systemes SA (Computer Software & Processing)	163,800	9,443,602
L'Oreal SA (Cosmetics & Personal Care)	65,170	6,641,877
LVMH Moet Hennessy Louis Vuitton SA (Beverages, Food & Tobacco)	64,430	6,684,127
Schlumberger Ltd. (Oil & Gas Services)	83,400	5,187,480
Schneider Electric SA (Electrical Equipment)	66,450	6,902,044
		45,053,256
Germany - 5.8%
Allianz SE (Insurance)	73,400	8,412,189
Fresenius AG (Health Care Providers & Services)	73,368	3,649,800
Qiagen NV (Commercial Services & Supplies)*	253,470	5,257,080
		17,319,069
Hong Kong - 3.4%
Hutchison Whampoa Ltd. (Commercial Services & Supplies)	531,000	3,717,414
Li & Fung Ltd. (Commercial Services & Supplies)	1,550,200	6,419,433
		10,136,847
Indonesia - 1.8%
PT Telekomunikasi Indonesia - Sponsored ADR (Communications)	154,940	5,254,015
Israel - 0.8%
Teva Pharmaceutical Industries Ltd. - Sponsored ADR (Pharmaceuticals)	44,160	2,229,197

See Notes to Financial Statements
14

Harding, Loevner Funds, Inc.

International Equity Portfolio
Statement of Net Assets
October 31, 2009 (continued)

	Shares	Value (1)
Japan - 14.3%
Fanuc Ltd. (Electrical Equipment)	65,400	$5,493,297
Hoya Corp. (Electronics)	267,300	5,854,040
JSR Corp. (Chemicals)	323,900	6,305,223
Jupiter Telecommunications Co., Ltd. (Media)	6,085	5,589,849
Keyence Corp. (Electrical Equipment)	34,765	6,897,888
Kubota Corp. (Machinery - Diversified)	505,300	3,920,034
Nomura Holdings Inc. (Financial Services)	335,200	2,345,623
So-net M3 Inc. (Commercial Services & Supplies)	664	2,278,830
Sumitomo Realty & Development Co., Ltd. (Real Estate)	199,000	3,739,343
		42,424,127
Malaysia - 2.2%
Sime Darby Berhad (Holding Companies-Diversified)	2,574,810	6,652,016
Mexico - 4.3%
America Movil SA de CV, Series L - ADR (Communications)	144,000	6,354,720
Wal-Mart de Mexico SA de CV - Sponsored ADR (Retailers)	184,620	6,426,622
		12,781,342
Poland - 1.0%
Bank Pekao SA - GDR, Reg. S (Banks)#,*	52,560	2,857,825
Russia - 2.3%
OAO Gazprom - Sponsored ADR (Oil & Gas)	280,570	6,699,294
Singapore - 3.3%
DBS Group Holdings Ltd. (Banks)	607,083	5,539,736
Olam International Ltd. (Beverages, Food & Tobacco)	2,230,900	4,277,217
		9,816,953
South Africa - 0.7%
Sasol Ltd. (Oil & Gas)	55,641	2,084,364
South Korea - 2.0%
Samsung Electronics Co., Ltd., GDR, Reg S - GDR (Semiconductors)	18,520	5,610,241
Samsung Electronics Co., Ltd., GDR, Reg S - GDR (Semiconductors)	1,500	297,994
		5,908,235
Sweden - 2.3%
Atlas Copco AB - Class A (Heavy Machinery)	510,600	6,977,482
Switzerland - 9.5%
Alcon Inc. (Medical Supplies)	49,370	7,049,542
Nestle SA - Sponsored ADR (Beverages, Food & Tobacco)	220,350	10,250,682
Roche Holding AG - Genusschein (Pharmaceuticals)	24,350	3,901,402
Swatch Group AG (Retailers)	14,880	3,468,954
Synthes Inc. (Medical Supplies)	29,320	3,479,419
		28,149,999
Taiwan - 2.0%
Taiwan Semiconductor Manufacturing Co. (Electrical Equipment)	3,330,125	6,056,939

See Notes to Financial Statements
15

Harding, Loevner Funds, Inc.

International Equity Portfolio
Statement of Net Assets
October 31, 2009 (continued)

	Shares	Value (1)
United Kingdom - 11.7%
BG Group plc (Oil & Gas)	372,680	$6,424,711
Standard Chartered plc (Banks)	338,010	8,300,246
Tesco plc (Beverages, Food & Tobacco)	874,980	5,838,969
Unilever plc (Beverages, Food & Tobacco)	167,425	5,011,364
WPP plc (Media)	1,043,920	9,361,788
		34,937,078
Total Common Stocks (Cost $230,874,100)		290,142,797
Preferred Stocks - 0.7%
Brazil - 0.7%
Petroleo Brasileiro SA - Sponsored ADR (Oil & Gas)	55,400	2,222,648
Total Preferred Stocks (Cost $1,789,747)		2,222,648
Total Investments - 98.2% (Cost $232,663,847)		$292,365,445

See Notes to Financial Statements
16

Harding, Loevner Funds, Inc.

International Equity Portfolio
Statement of Net Assets
October 31, 2009 (continued)

Value (1)
Liabilities, Net of Other Assets - 1.8%
Cash	$4,718,958
Dividends and interest receivable	415,158
Foreign currency (cost $29,515)	29,654
Receivable for Fund units sold	317,218
Tax reclaim receivable	84,743
Prepaid expenses	2,508
Payable to Investment Advisor	(182,237)
Payable for Fund units redeemed	(54,407)
Payable for distribution fees	(15,865)
Other liabilities	(97,840)
5,217,890
Net Assets - 100%
Investor Class
Applicable to 3,173,243 outstanding $.001 par value units (authorized 250,000,000 shares)	$38,133,502
Net Asset Value, Offering Price and Redemption Price Per Unit	$12.02
Institutional Class
Applicable to 21,549,438 outstanding $.001 par value units (authorized 250,000,000 shares)	$259,449,833
Net Asset Value, Offering Price and Redemption Price Per Unit	$12.04
Components of Net Assets as of October 31, 2009 were as follows:
Paid-in capital	$247,801,995
Accumulated undistributed net investment income	2,365,492
Accumulated net realized loss from investment transactions	(12,296,884)
Net unrealized appreciation on investments and on assets and liabilities denominated in foreign currencies	59,712,732
$297,583,335

Summary of Abbreviations

ADR  American Depository Receipt

GDR  Global Depositary Receipt

Reg S  Security sold outside United States without registration under the Securities Act of 1933.

(1)  See Note 2 to Financial Statements.

*  Non-income producing security.

#  Security valued at fair value as determined in good faith under policies and procedures established by and under the supervision of the Portfolio's Board of Directors.

See Notes to Financial Statements
17

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio — Overview
(unaudited)
October 31, 2009

	Returns for the Year Ended October 31, 2009
	Cumulative Total Returns		Average Annualized Total Return
FUND NAME	Last 12 Months	Inception	Inception
Frontier Emerging Markets Portfolio - Institutional Class (Inception date 05/27/08)	26.71%	(36.90)%	(27.48)%
MSCI Frontier Emerging Markets Index (Net Dividends)	12.09%	(40.96)%	(30.77)%
S&P Frontier Broad Market Index	(6.16)%	(46.05)%	(34.99)%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance current to the most recent month end may be lower or higher than the performance quoted and may be obtained by visiting the website at www.hardingloevnerfunds.com.

Investment return reflects voluntary fee waivers in effect. Absence such waivers, total return would be reduced. The performance provided does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions.

18

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio — Overview

October 31, 2009

The Frontier Emerging Markets Portfolio rose 26.71% for the fiscal year ending October 31, 2009, while its benchmark, the MSCI Frontier Emerging Markets Index rose 12.09%.

Consistent with its investment objectives and policies, the Portfolio was invested in the securities of companies with strong growth prospects located in frontier and smaller emerging markets countries that we regard as both economically stable and offering attractive long-term investment potential.

Strong stock selection in Europe, Asia, and the Gulf States was the main positive contributor to returns this period. Two Ukrainian food companies, Astarta Holding and Kernel Holding, along with Thailand's Home Products Center, a do-it-yourself retailer, were standouts. The Portfolio's large weighting in the outperforming Consumer Staples and Industrials sectors, and underweight the lagging Financials sector, were also beneficial.

Returns were hurt by the Portfolio's underweight and stock selection in Latin America, the strongest region in the Index this year. In Peru, for example, our holdings including domestic bank Credicorp performed well on an absolute basis, but still did not match the extraordinary rise of the country's overall market. The Portfolio's large exposure to Africa—particularly Nigeria where the market fell as political uncertainty in the Nigerian Delta oil region led to a decline in oil production—was another drag on performance. We continue to maintain a large weight in Africa, a reflection of our positive view of the long-term growth prospects for select companies in the region.

Past performance does not guarantee future results.

Foreign investments involve additional risks, including greater volatility and political, economic, and currency risks and differences in accounting methods. Emerging markets countries involve greater risks, such as immature economic structures, national policies restricting investments by foreigners, and different legal systems. Such risks may be magnified with respect to securities of issuers in frontier emerging markets. The Portfolio can have significant concentration in a single industry, and investment opportunities in frontier markets may be concentrated in the banking industry. The Portfolio will be vulnerable to factors affecting an industry in which it is concentrated. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investment in lower-rated and non-rated securities presents a greater risk of loss of principal and interest than higher-rated securities. Mutual fund investing involves risk. Principal loss is possible.

The MSCI Frontier Emerging Markets Index is a free float-adjusted market capitalization index designed to measure equity market performance in all countries from the MSCI Frontier Markets Index and the lower size spectrum of the MSCI Emerging Markets Index. The Index consists of 25 frontier markets and 5 emerging markets. The Index is net of foreign withholding taxes on dividends. You cannot invest directly in this Index.

It is not possible to invest directly in an index.

19

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio
Statement of Net Assets
October 31, 2009

Industry	Percentage of Net Assets
Agriculture	1.9%
Airlines	0.6
Banks	21.8
Beverages, Food & Tobacco	8.0
Building Materials	5.9
Chemicals	2.9
Commercial Services & Supplies	2.6
Communications	9.6
Electric Utilities	2.1
Electrical Equipment	1.2
Engineering & Construction	6.5
Financial Services	5.0
Food	1.3
Gold and Silver Ores	1.3
Heavy Machinery	0.4
Holding Companies-Diversified	4.0
Industrial - Diversified	1.1
Internet	1.0
Investment Companies	1.6
Iron & Steel	0.2
Lodging	2.2
Media	1.8
Metals & Mining	2.0
Oil & Gas	4.9
Pharmaceuticals	4.4
Real Estate	0.8
Textiles & Apparel	1.1
Transportation	2.9
Total Investments	99.1
Other Assets Less Liabilities	0.9 *
Net Assets	100.0%

*  Breakout of other assets and liabilities can be found on page 25.

The staff of the Securities and Exchange Commission considers concentration of investments as the investment of more than 25% of the value of a fund's assets in the securities of companies in any one industry or group of industries. As of October 31, 2009, Frontier Emerging Markets Portfolio did not concentrate its investments in the securities of companies in any one industry or group of industries.

See Notes to Financial Statements
20

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio
Statement of Net Assets
October 31, 2009 (continued)

	Shares	Value (1)
Common Stocks - 99.0%
Argentina - 1.4%
Molinos Rio De La Plata SA (Beverages, Food & Tobacco)	41,398	$128,437
Bangladesh - 3.4%
Lafarge Surma Cement Ltd. (Building Materials)*	10,100	70,753
Power Grid Co., Ltd. of Bangladesh (Electric Utilities)	7,000	74,202
Square Pharmaceuticals Ltd. (Pharmaceuticals)	4,235	165,816
		310,771
Canada - 1.3%
Katanga Mining Ltd. (Gold and Silver Ores)*	176,575	119,126
Colombia - 8.5%
BanColombia SA - Sponsored ADR (Banks)	6,210	245,792
Cementos Argos SA - Sponsored ADR (Building Materials)#	7,440	185,953
Ecopetrol SA - Sponsored ADR (Oil & Gas)	3,200	82,528
Grupo de Inversiones Suramericana SA - ADR (Investment Companies)#	6,300	141,715
Interconexion Electrica SA (Electric Utilities)#	800	116,171
		772,159
Croatia - 2.9%
Atlantic Grupa (Beverages, Food & Tobacco)	1,230	168,862
Ericsson Nikola Tesla (Communications)	361	98,594
		267,456
Egypt - 6.3%
Elswedy Cables Holdings Co. (Electrical Equipment)	8,393	112,311
Orascom Construction Industries - GDR, Reg. S (Engineering & Construction)	4,030	194,732
Orascom Telecom Holding SAE - GDR (Communications)	4,866	165,498
Oriental Weavers (Textiles & Apparel)	16,000	97,538
		570,079
Estonia - 1.1%
Tallink Group Ltd. (Transportation)*	179,840	100,571
Ghana - 0.5%
Ghana Commercial Bank (Banks)	68,600	43,152
Indonesia - 2.4%
PT Bank Rakyat Indonesia (Banks)	293,000	213,884
Jordan - 2.8%
Arab Bank (Banks)	10,500	199,085
Arab Potash Co. (Chemicals)	1,193	50,901
		249,986
Kazakhstan - 3.4%
Halyk Savings Bank of Kazakhstan JSC - GDR, Reg. S (Banks)*	18,799	127,102
Kazakhstan Kagazy plc - GDR, Reg. S (Industrial - Diversified)*	93,020	25,116
KazMunaiGas Exploration Production - GDR, Reg. S (Oil & Gas)	5,150	121,543
Steppe Cement Ltd. (Building Materials)*	31,250	32,654
		306,415

See Notes to Financial Statements
21

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio
Statement of Net Assets
October 31, 2009 (continued)

	Shares	Value (1)
Kenya - 7.6%
Accesskenya (Internet)	336,200	$89,885
East African Breweries Ltd. (Beverages, Food & Tobacco)	62,300	119,642
Equity Bank Ltd. (Banks)	380,000	73,730
Kenya Airways Ltd. (Airlines)	172,500	56,347
Kenya Oil Co., Ltd. (Oil & Gas)	67,900	41,824
Nation Media Group (Media)	66,400	106,958
Safaricom Ltd. (Communications)	3,726,400	201,179
		689,565
Lebanon - 1.2%
Banque Audi sal- Audi Saradar Group - GDR, Reg. S (Banks)	1,200	105,600
Lithuania - 1.2%
Teo Lt AB (Communications)	131,040	107,662
Mauritius - 2.9%
Mauritius Commercial Bank (Banks)	31,400	151,550
Sun Resorts Ltd. - Class A (Lodging)	42,340	111,974
		263,524
Morocco - 4.4%
Douja Prom Addoha (Real Estate)	4,620	68,295
Managem (Metals & Mining)*	1,522	52,659
Maroc Telecom (Communications)	7,400	140,266
Ona SA (Holding Companies-Diversified)	785	133,891
		395,111
Nigeria - 4.7%
Dangote Sugar Refinery plc (Agriculture)	844,530	84,061
Diamond Bank plc (Banks)	2,122,578	106,762
First Bank of Nigeria plc (Banks)	782,715	76,975
UAC of Nigeria plc (Holding Companies-Diversified)	579,880	157,555
		425,353
Pakistan - 1.1%
Engro Chemical Ltd. (Chemicals)	7,560	15,049
MCB Bank Ltd. (Banks)	12,650	32,304
Pakistan Petroleum Ltd. (Oil & Gas)	27,060	56,487
		103,840
Peru - 3.7%
Cementos Lima (Building Materials)	7,612	83,735
Credicorp Ltd. (Financial Services)	3,200	220,896
Ferreyros SA (Heavy Machinery)	34,219	31,760
		336,391
Philippines - 1.0%
International Container Term Services Inc. (Transportation)	222,000	94,325
Poland - 0.1%
Ciech SA (Chemicals)*	588	7,837
Qatar - 2.8%
Industries Qatar (Chemicals)	6,150	186,985
Qatar Shipping Co. (Transportation)	7,100	65,569
		252,554

See Notes to Financial Statements
22

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio
Statement of Net Assets
October 31, 2009 (continued)

	Shares	Value (1)
Romania - 2.8%
Albalact SA (Beverages, Food & Tobacco)*	636,200	$80,640
Banca Transilvania (Banks)	217,790	130,315
SNP Petrom SA (Oil & Gas)*	535,400	46,773
		257,728
Senegal - 1.8%
Sonatel (Communications)	595	160,187
Serbia - 0.8%
Energoprojekt Holding ad Beograd (Holding Companies-Diversified)*	4,550	73,493
Sri Lanka - 2.6%
John Keells Holdings plc (Commercial Services & Supplies)	190,000	234,445
Thailand - 7.6%
Home Product Center plc (Building Materials)	1,042,910	130,422
Major Cineplex Group (Media)	274,800	60,016
Minor International plc (Lodging)	283,000	90,594
PTT Exploration & Production plc (Oil & Gas)	22,400	97,173
Siam Commercial Bank-Alien (Banks)	101,100	233,657
Thai Vegetable Oil plc (Beverages, Food & Tobacco)	172,600	82,104
		693,966
Trinidad And Tobago - 2.1%
Neal & Massy Holdings Ltd. (Industrial - Diversified)#	9,900	76,719
Republic Bank Ltd. (Banks)	6,250	83,030
Trinidad Cement Ltd. (Building Materials)*	60,000	33,307
		193,056
Turkey - 3.0%
BIM Birlesik Magazalar AS (Food)	3,260	118,396
Turkiye Is Bankasi Series C (Banks)	41,336	155,253
		273,649
Ukraine - 2.7%
Astarta Holding N.V. (Beverages, Food & Tobacco)*	11,660	137,715
Ferrexpo plc (Iron & Steel)	8,320	20,161
Kernel Holding SA (Agriculture)*	5,900	85,075
		242,951
United Arab Emirates - 6.9%
Arabtec Holding Co. (Engineering & Construction)*	452,000	393,972
Dubai Financial Market (Financial Services)	370,000	233,037
		627,009
United Kingdom - 4.0%
Hikma Pharmaceuticals plc (Pharmaceuticals)	30,700	237,152
Kazakhmys plc (Metals & Mining)*	7,300	129,260
		366,412
Total Common Stocks (Cost $9,164,059)		8,986,694

See Notes to Financial Statements
23

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio
Statement of Net Assets
October 31, 2009 (continued)

	Shares	Value (1)
Warrant - 0.1%
Thailand - 0.1%
Thai Vegetable Oil., Issued by Thai Vegetable Oil., Expires 05/18/2012 (Beverages, Food & Tobacco)*	34,520	$7,333
Total Investments - 99.1% (Cost $9,166,296)		$8,994,027

See Notes to Financial Statements
24

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio
Statement of Net Assets
October 31, 2009 (continued)

Value (1)
Liabilities, Net of Other Assets - 0.9%
Cash	$91,610
Dividends and interest receivable	16,453
Foreign currency (cost $22,238)	20,538
Tax reclaim receivable	910
Receivable from Investment Advisor	5,645
Other liabilities	(57,880)
77,276
Net Assets - 100%
Applicable to 1,442,448 outstanding $.001 par value units (authorized 400,000,000 shares)	$9,071,303
Net Asset Value, Offering Price and Redemption Price Per Unit	$6.29
Components of Net Assets as of October 31, 2009 were as follows:
Paid-in capital	$10,789,015
Accumulated undistributed net investment income	67,258
Accumulated net realized loss from investment transactions	(1,577,373)
Net unrealized depreciation on investments and on assets and liabilities denominated in foreign currencies	(207,597)
$9,071,303

Summary of Abbreviations

ADR  American Depository Receipt

GDR  Global Depositary Receipt

Reg S  Security sold outside United States without registration under the Securities Act of 1933.

(1)  See Note 2 to Financial Statements.

#  Security valued at fair value as determined in good faith under policies and procedures established by and under the supervision of the Portfolio's Board of Directors.

*  Non-income producing security.

See Notes to Financial Statements
25

Harding, Loevner Funds, Inc.

Statements of Operations

Year Ended October 31, 2009

	Institutional Emerging Markets Portfolio	International Equity Portfolio
Investment Income
Interest	$3,858	$1,688
Dividends (net of foreign withholding taxes of $501,366 and $598,510, respectively)	3,604,163	5,126,101
Total investment income	3,608,021	5,127,789
Expenses
Investment advisory fees (Note 3)	2,026,214	1,668,949
Administration fees (Note 3)	107,697	148,573
Distribution fees, Investor Class	—	51,886
Custodian and accounting fees (Note 3)	195,371	145,302
Directors' fees and expenses (Note 3)	28,804	35,488
Shareholder record keeping fees (Note 3)	30,613	64,508
Printing and postage fees	15,377	57,757
State registration filing fees	9,224	31,066
Professional fees	57,653	75,299
Sub Transfer Agent Fees	451	50,383
Other fees and expenses	34,629	49,612
Total Expenses	2,506,033	2,378,823
Less Waiver of investment advisory fee (Note 3)	(398,771)	(107,630)
Net expenses	2,107,262	2,271,193
Net investment income	1,500,759	2,856,596
Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	(34,036,112)	(11,874,044)
Foreign currency transactions	(179,163)	(69,544)
Net realized (loss)	(34,215,275)	(11,943,588)
Change in unrealized appreciation (depreciation) —
Investments	102,020,940	76,755,156
Translation of assets and liabilities denominated in foreign currencies	(184,442)	4,152
Net change in unrealized appreciation	101,836,498	76,759,308
Net realized and unrealized gain	67,621,223	64,815,720
Net increase in net assets resulting from operations	$69,121,982	$67,672,316

See Notes to Financial Statements
26

Harding, Loevner Funds, Inc.

Statements of Operations (continued)

Period Ended October 31, 2009

Frontier Emerging Markets Portfolio
Investment Income
Interest	$205
Dividends (net of foreign withholding taxes of $16,542)	215,640
Total investment income	215,845
Expenses
Investment advisory fees (Note 3)	95,437
Administration fees (Note 3)	9,135
Custodian and accounting fees (Note 3)	34,382
Directors' fees and expenses (Note 3)	1,116
Shareholder record keeping fees (Note 3)	27,705
Printing and postage fees	1,721
State registration filing fees	3,882
Professional fees	83,023
Other fees and expenses	3,374
Total Expenses	259,775
Less Reimbursement of Fund expenses from Investment Advisor (Note 3)	(37,088)
Less Waiver of investment advisory fee (Note 3)	(95,437)
Net expenses	127,250
Net investment income	88,595
Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	(1,571,395)
Foreign currency transactions	(17,724)
Net realized (loss)	(1,589,119)
Change in unrealized appreciation (depreciation) —
Investments	3,655,845
Translation of assets and liabilities denominated in foreign currencies	(34,691)
Net change in unrealized appreciation	3,621,154
Net realized and unrealized gain	2,032,035
Net increase in net assets resulting from operations	$2,120,630

See Notes to Financial Statements
27

Harding, Loevner Funds, Inc.

Statements of Changes in Net Assets

	Institutional Emerging Markets Portfolio
	Year Ended October 31, 2009	Year Ended October 31, 2008
Increase in Net Assets From Operations
Net investment income	$1,500,759	$6,267,430
Net realized loss on investments and foreign currency transactions	(34,215,275)	(28,057,851)
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	101,836,498	(145,291,730)
Net increase (decrease) in net assets resulting from operations	69,121,982	(167,082,151)
Distributions to Shareholders from:
Net investment income	(5,277,778)	(1,028,938)
Net realized gain from investments and foreign-currency related transactions	—	(8,286,256)
Total distributions to shareholders	(5,277,778)	(9,315,194)
Transactions in units of Common Stock
Proceeds from sale of units	45,649,131	86,978,082
Net Asset Value of shares issued to shareholders upon reinvestment of dividends	4,205,119	8,746,852
Cost of shares units	(42,223,167)	(32,362,942)
Redemption fees
Institutional Class	35,508	11,981
Net increase in net assets from fund unit transactions	7,666,591	63,373,973
Net increase (decrease) in net assets	71,510,795	(113,023,372)
Net Assets
At beginning of year	132,037,162	245,060,534
At end of year	$203,547,957	$132,037,162
Accumulated undistributed net investment income included in net assets	$1,100,413	$5,094,625

See Notes to Financial Statements
28

Harding, Loevner Funds, Inc.

Statements of Changes in Net Assets (continued)

	International Equity Portfolio
	Year Ended October 31, 2009	Year Ended October 31, 2008
Increase in Net Assets From Operations
Net investment income	$2,856,596	$3,314,737
Net realized gain (loss) on investments and foreign currency transactions	(11,943,588)	40,264,254
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	76,759,308	(197,938,277)
Net increase (decrease) in net assets resulting from operations	67,672,316	(154,359,286)
Distributions to Shareholders from:
Net investment income
Investor Class	(160,740)	(85,868)
Institutional Class	(3,101,928)	(2,611,777)
Net realized gain from investments and foreign-currency related transactions
Investor Class	(2,318,758)	(1,359,303)
Institutional Class	(36,230,389)	(29,187,907)
Total distributions to shareholders	(41,811,815)	(33,244,855)
Transactions in units of Common Stock
Proceeds from sale of units
Investor Class	24,524,810	7,489,395
Institutional Class	37,754,041	13,994,514
Net Asset Value of shares issued to shareholders upon reinvestment of dividends
Investor Class	2,337,103	1,330,261
Institutional Class	38,985,473	30,928,420
Cost of units redeemed
Investor Class	(5,664,340)	(3,696,097)
Institutional Class	(29,797,831)	(66,170,127)
Redemption fees
Investor Class	2,232	481
Institutional Class	9,202	3,098
Net increase (decrease) in net assets from fund share transactions	68,150,690	(16,120,055)
Net increase (decrease) in net assets	94,011,191	(203,724,196)
Net Assets
At beginning of year	203,572,144	407,296,340
At end of year	$297,583,335	$203,572,144
Accumulated undistributed net investment income included in net assets	$2,365,492	$2,842,758

See Notes to Financial Statements
29

Harding, Loevner Funds, Inc.

Statements of Changes in Net Assets (continued)

	Frontier Emerging Markets Portfolio
	Year Ended October 31, 2009	Period Ended October 31, 2008 (A)
Increase in Net Assets From Operations
Net investment income	$88,595	$8,230
Net realized loss on investments and foreign currency transactions	(1,589,119)	(2,562)
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	3,621,154	(3,828,751)
Net increase (decrease) in net assets resulting from operations	2,120,630	(3,823,083)
Distributions to Shareholders from:
Net investment income
Institutional Class	(15,259)	—
Total distributions to shareholders	(15,259)	—
Transactions in units of Common Stock
Proceeds from sale of units
Institutional Class	2,540,000	8,698,504
Net Asset Value of shares issued to shareholders upon reinvestment of dividends
Institutional Class	4,708	—
Cost of units redeemed
Institutional Class	(454,197)	—
Net increase in net assets from fund unit transactions	2,090,511	8,698,504
Net increase in net assets	4,195,882	4,875,421
Net Assets
At beginning of year	4,875,421	—
At end of year	$9,071,303	$4,875,421
Accumulated undistributed net investment income included in net assets	$67,258	$11,646

(A)  The Institutional Class shares commenced operations on May 27, 2008.

See Notes to Financial Statements
30

Harding, Loevner Funds, Inc.

Financial Highlights

	Institutional Emerging Markets Portfolio
	For the Year Ended Oct. 31, 2009	For the Year Ended Oct. 31, 2008	For the Year Ended Oct. 31, 2007	For the Year Ended Oct. 31, 2006	For the Year Ended Oct. 31, 2005 (1)
Per Share Data
Net asset value, beginning of year	$9.29	$21.20	$13.42	$9.92	$10.00
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	0.10	0.44	0.10	0.07	(0.00	)*
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	4.27	(11.53)	7.70	3.45	(0.08)
Net increase (decrease) from investment operations	4.37	(11.09)	7.80	3.52	(0.08)
Distributions to Shareholders from:
Net investment income	(0.37)	(0.09)	(0.02)	(0.02)	—
Net realized gain from investments and foreign currency-related transactions	—	(0.73)	—	—	—
Total distributions	(0.37)	(0.82)	(0.02)	(0.02)	—
Net asset value, end of year	$13.29	$9.29	$21.20	$13.42	$9.92
Total Return	48.92%	(54.33)%	58.18%	35.38%	(0.70	)%(B)
Ratios/Supplemental Data:
Net assets, end of period (000's)	$203,548	$132,037	$245,061	$85,930	$4,962
Net expenses to average net assets	1.30%	1.30%	1.30%	1.30%	1.30	%(A)
Net investment income to average net assets	0.93%	2.56%	0.72%	0.88%	(0.19	)%(A)
Decrease reflected in above expense ratios due to expense reductions	0.25%	0.22%	0.25%	0.51%	20.02	%(A)
Portfolio turnover rate	57%	51%	32%	38%	1	%(B)

(1)  For the period from October 17, 2005 (commencement of operations) through October 31, 2005.

*  Rounds to less than $(0.01).

(A)  Annualized.

(B)  Not Annualized.

See Notes to Financial Statements
31

Harding, Loevner Funds, Inc.

Financial Highlights (continued)

	International Equity Portfolio - Institutional Class
	For the Year Ended Oct. 31, 2009	For the Year Ended Oct. 31, 2008	For the Year Ended Oct. 31, 2007	For the Year Ended Oct. 31, 2006	For the Year Ended Oct. 31, 2005
Net asset value, beginning of year	$11.44	$21.71	$18.68	$14.90	$12.41
Increase (Decrease) in Net Assets from Operations
Net investment income	0.13	0.20	0.14	0.12 (1)	0.13
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	2.86	(8.63)	4.33	3.75	2.42
Net increase (decrease) from investment operations	2.99	(8.43)	4.47	3.87	2.55
Distributions to Shareholders from:
Net investment income	(0.19)	(0.15)	(0.10)	(0.08)	(0.06)
Net realized gain from investments and foreign currency-related transactions	(2.20)	(1.69)	(1.34)	(0.01)	—
Total distributions	(2.39)	(1.84)	(1.44)	(0.09)	(0.06)
Net asset value, end of year	$12.04	$11.44	$21.71	$18.68	$14.90
Total Return	32.77%	(42.33)%	25.24%	26.06%	20.58%
Ratios/Supplemental Data:
Net assets, end of year (000's)	$259,450	$191,450	$390,659	$343,965	$300,227
Net expenses to average net assets	1.00%	0.98%	0.98%	1.00%	1.00%
Net investment income to average net assets	1.31%	1.05%	0.70%	0.69%	0.77%
Decrease reflected in above expense ratios due to expense reductions	0.04%	—	—	0.01%	0.05%
Portfolio turnover rate	22%	18%	19%	35%	38%

(1)  Computed using average units outstanding throughout the year.

See Notes to Financial Statements
32

Harding, Loevner Funds, Inc.

Financial Highlights (continued)

	Frontier Emerging Markets Portfolio - Institutional Class
	For the Year Ended Oct. 31, 2009	For the Period Ended Oct. 31, 2008 (1)
Per Share Data
Net asset value, beginning of year	$4.98	$10.00
Increase (Decrease) in Net Assets from Operations
Net investment income	0.07	0.01
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	1.26	(5.03)
Net increase (decrease) from investment operations	1.33	(5.02)
Distributions to Shareholders from:
Net investment income	(0.02)	—
Total distributions	(0.02)	—
Net asset value, end of year	$6.29	$4.98
Total Return	26.71%	(50.20	)%(B)
Ratios/Supplemental Data:
Net assets, end of period (000's)	$9,071	$4,875
Net expenses to average net assets	2.00%	2.00	%(A)
Net investment income to average net assets	1.39%	0.42	%(A)
Decrease reflected in above expense ratios due to expense reductions	2.08%	6.92	%(A)
Portfolio turnover rate	55%	1	%(B)

(A)  Annualized.

(B)  Not Annualized.

(1)  For the period from May 27, 2008 (commencement of operations) through October 31, 2008.

See Notes to Financial Statements
33

Harding, Loevner Funds, Inc.

Notes to Financial Statements

October 31, 2009

1. Organization

Harding, Loevner Funds, Inc. (the "Fund") was organized as a Maryland corporation on July 31, 1996 and is registered under the Investment Company Act of 1940, as amended ("the 1940 Act"), as an open-end diversified management investment company. The Fund currently has six Portfolios, all of which were active as of October 31, 2009: International Equity Portfolio ("International Equity"); Emerging Markets Portfolio ("Emerging Markets"); Institutional Emerging Markets Portfolio ("Institutional Emerging Markets"); Global Equity Portfolio ("Global Equity"); International Small Companies Portfolio ("International Small Companies") and Frontier Emerging Markets Portfolio ("Frontier Emerging Markets"). Information presented in these financial statements pertains to Institutional Emerging Markets, Institutional Class shares of International Equity and Frontier Emerging Markets (individually, "Portfolio"; collectively, "Portfolios"). Information pertaining to Investor Class shares of International Equity, Emerging Markets, Global Equity and Investor Class shares of International Small Companies Portfolios is presented in a separate report. The investment objective of each Portfolio is as follows: Institutional Emerging Markets—to seek long-term capital appreciation through investments in equity securities of companies based in emerging markets; International Equity—to seek long-term capital appreciation through investments in equity securities of companies based outside the United States; and Frontier Emerging Markets—to seek long-term capital appreciation through investments in securities of companies based in frontier and smaller emerging markets.

Institutional Emerging Markets Portfolio commenced operations on October 17, 2005. International Equity commenced operations on October 31, 1996 after acquiring the net assets of Harding Loevner LP's AMT Capital Fund, Inc. Effective August 5, 2005, International Equity launched Investor Class shares and converted existing shareholders to the Institutional Class. Institutional Class of Frontier Emerging Markets Portfolio commenced operations on May 27, 2008.

Effective April 29, 2009, shareholders of Frontier Emerging Markets approved a change in the Portfolio's fundamental investment policy regarding concentration which may, under certain conditions, permit the Portfolio to invest up to 35% of its net assets in companies in the same industry. During periods when the Portfolio makes use of its ability to so invest, it will operate as a concentrated portfolio and be subject to additional risks and greater volatility.

On August 26, 2009, Harding Loevner LLC, investment adviser to the Fund, its parent company, HLM Holdings, Inc., and certain shareholders of HLM Holdings consummated an agreement with Affiliated Managers Group, Inc. ("AMG") pursuant to which Harding Loevner LLC agreed to sell a majority interest in its business to AMG. AMG is a publicly traded Delaware corporation listed on the New York Stock Exchange. As part of the transaction, Harding Loevner LLC transferred its business to a new entity, Harding Loevner LP, and AMG acquired a majority interest in Harding Loevner LP.

The Fund is managed by Harding Loevner LP (the "Investment Advisor").

2. Summary of Significant Accounting Policies

The accounting policies of the Fund are in conformity with accounting principles generally accepted in the United States ("GAAP") for investment companies. The following is a summary of the Fund's significant accounting policies:

Indemnifications

Under the Fund's organizational document, its officers and Board are indemnified against certain liability arising out of the performance of their duties to the Portfolios. In the normal course of business, the Fund may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Valuation

The Board has adopted procedures ("Procedures") to govern the valuation of the securities held by each Portfolio of the Fund in accordance with the 1940 Act. The Procedures incorporate principles set forth in relevant pronouncements of the Securities and Exchange Commission ("SEC") and its staff, including guidance on the obligations of the Portfolios and their Directors to determine, in good faith, the fair value of the Portfolios' securities when market quotations are not readily available.

34

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

October 31, 2009

2. Summary of Significant Accounting Policies (continued)

All investments in the Portfolios are valued daily at their market prices, which results in unrealized gains or losses. Securities traded on an exchange are valued at their last sales price on that exchange. Securities for which no sales are reported are valued at the latest bid price obtained from a quotation reporting system or from established market makers. Repurchase agreements are valued at their amortized cost plus accrued interest. Securities for which market quotations are not readily available are fair valued by the Board or its delegate in accordance with the Procedures, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. If a significant event occurs after the close of trading but before the calculation of the Portfolio's net asset value and such significant event has a material impact on the Portfolio's net asset value per share (i.e. more than $0.01 per share), then the security may be fair valued in accordance with the Procedures. As of October 31, 2009, there were five securities in the Portfolios which required valuation by the Board or its delegate. International Equity and Frontier Emerging Markets each held such securities. The Fund has implemented additional fair value pricing on a daily basis for all foreign equity securities held by the Portfolios. The fair value pricing utilizes quantitative models developed by an independent pricing service unless the Fund determines that use of another additional fair valuation methodology is appropriate.

GAAP establishes a hierarchy for net asset value determination purposes in which various inputs are used in determining the value of each Portfolio's assets or liabilities. GAAP defines fair value as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability including assumptions about risk. Such risks include the inherent risk in a particular valuation technique which is used to measure fair value. This may include the pricing model and/or the inputs to the pricing model used in the valuation technique. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly.

35

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

October 31, 2009

2. Summary of Significant Accounting Policies (continued)

The following is a summary of the inputs used as of October 31, 2009 in valuing the Portfolio's investments:

Institutional Emerging Markets
ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Brazil	$34,267,907	$—	$—	$34,267,907
Cayman Islands	1,927,584	—	—	1,927,584
Chile	5,105,497	—	—	5,105,497
China	2,111,682	20,088,526	—	22,200,208
Colombia	2,341,949	—	—	2,341,949
Czech Republic	1,783,180	—	—	1,783,180
Egypt	—	2,203,413	—	2,203,413
Greece	—	1,989,055	—	1,989,055
Hungary	—	1,131,026	—	1,131,026
India	3,362,876	6,712,569	—	10,075,445
Indonesia	2,686,689	2,420,613	—	5,107,302
Israel	3,104,520	2,865,788	—	5,970,308
Luxembourg	2,011,386	—	—	2,011,386
Malaysia	—	2,547,948	—	2,547,948
Mexico	13,630,564	—	—	13,630,564
Panama	1,942,580	—	—	1,942,580
Peru	2,160,639	—	—	2,160,639
Philippines	935,682	—	—	935,682
Poland	1,656,608	2,199,559	—	3,856,167
Russia	4,729,115	7,568,081	—	12,297,196
South Africa	—	12,287,585	—	12,287,585
South Korea	2,940,853	15,425,073	—	18,365,926
Taiwan	—	18,974,081	—	18,974,081
Thailand	5,556,780	—	—	5,556,780
Turkey	—	5,087,633	—	5,087,633
United Kingdom	—	2,479,052	—	2,479,052
Total Common Stocks	92,256,091	103,980,002	—	196,236,093
Preferred Stocks
Russia	3,244,230	—	—	3,244,230
Total Preferred Stocks	3,244,230	—	—	3,244,230
Total Investments	95,500,321	103,980,002	—	199,480,323
Total	$95,500,321	$103,980,002	$—	$199,480,323

36

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

October 31, 2009

2. Summary of Significant Accounting Policies (continued)

International Equity
ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Australia	$—	$5,375,496	$—	$5,375,496
Austria	—	5,995,923	—	5,995,923
Bermuda	7,376,717	—	—	7,376,717
Brazil	2,444,483	—	—	2,444,483
Canada	9,593,632	—	—	9,593,632
China	—	8,151,832	—	8,151,832
Finland	5,866,676	—	—	5,866,676
France	5,187,480	39,865,776	—	45,053,256
Germany	—	17,319,069	—	17,319,069
Hong Kong	—	10,136,847	—	10,136,847
Indonesia	5,254,015	—	—	5,254,015
Israel	2,229,197	—	—	2,229,197
Japan	—	42,424,127	—	42,424,127
Malaysia	—	6,652,016	—	6,652,016
Mexico	12,781,342	—	—	12,781,342
Poland	—	—	2,857,825	2,857,825
Russia	—	6,699,294	—	6,699,294
Singapore	—	9,816,953	—	9,816,953
South Africa	—	2,084,364	—	2,084,364
South Korea	—	5,908,235	—	5,908,235
Sweden	—	6,977,482	—	6,977,482
Switzerland	17,300,224	10,849,775	—	28,149,999
Taiwan	—	6,056,939	—	6,056,939
United Kingdom	—	34,937,078	—	34,937,078
Total Common Stocks	68,033,766	219,251,206	2,857,825	290,142,797
Preferred Stocks
Brazil	2,222,648	—	—	2,222,648
Total Preferred Stocks	2,222,648	—	—	2,222,648
Total Investments	70,256,414	219,251,206	2,857,825	292,365,445
Total	$70,256,414	$219,251,206	$2,857,825	$292,365,445

37

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

October 31, 2009

2. Summary of Significant Accounting Policies (continued)

Frontier Emerging Markets
ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Argentina	$128,437	$—	$—	$128,437
Bangladesh	310,771	—	—	310,771
Canada	119,126	—	—	119,126
Colombia	328,320	—	443,839	772,159
Croatia	—	267,456	—	267,456
Egypt	—	570,079	—	570,079
Estonia	100,571	—	—	100,571
Ghana	43,152	—	—	43,152
Indonesia	—	213,884	—	213,884
Jordan	—	249,986	—	249,986
Kazakhstan	60,590	245,825	—	306,415
Kenya	—	689,565	—	689,565
Lebanon	105,600	—	—	105,600
Lithuania	—	107,662	—	107,662
Mauritius	263,524	—	—	263,524
Morocco	—	395,111	—	395,111
Nigeria	425,353	—	—	425,353
Pakistan	—	103,840	—	103,840
Peru	336,391	—	—	336,391
Philippines	—	94,325	—	94,325
Poland	—	7,837	—	7,837
Qatar	—	252,554	—	252,554
Romania	—	257,728	—	257,728
Senegal	160,187	—	—	160,187
Serbia	73,493	—	—	73,493
Sri Lanka	—	234,445	—	234,445
Thailand	693,966	—	—	693,966
Trinidad And Tobago	116,337	—	76,719	193,056
Turkey	—	273,649	—	273,649
Ukraine	—	242,951	—	242,951
United Arab Emirates	—	627,009	—	627,009
United Kingdom	—	366,412	—	366,412
Total Common Stocks	3,265,818	5,200,318	520,558	8,986,694
Warrant
Thailand	7,333	—	—	7,333
Total Investments	3,273,151	5,200,318	520,558	8,994,027
Total	$3,273,151	$5,200,318	$520,558	$8,994,027

38

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

October 31, 2009

2. Summary of Significant Accounting Policies (continued)

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining value:

ASSET VALUATION INPUTS

	Investments in Securities
International Equity	Balance as of October 31, 2008	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net Transfers in to Level 3	Net Transfers out of Level 3	Balance as of October 31, 2009	Change in Unrealized Appreciation (Depreciation) from Investments Held at October 31, 2009
Common Stocks
Poland	$2,150,488	$0	$0	$456,787	$250,550	$0	$0	$0	$2,857,825	$456,787
Total	$2,150,488	$0	$0	$456,787	$250,550	$0	$0	$0	$2,857,825	$456,787
Frontier Emerging Markets
Common Stocks
Colombia	$0	$0	$0	$158,117	$285,722	$0	$0	$0	$443,839	$0
Trinidad And Tobago	0	0	0	0	0	0	76,719	0	76,719	0
Total	$0	$0	$0	$158,117	$285,722	$0	$76,719	$0	$520,558	$0

Securities

All securities transactions are recorded on a trade date basis. Interest income and expenses are recorded on an accrual basis. Dividend income is recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Portfolio is informed of such dividends). The Portfolios accrete discount or amortize premium using the effective interest method on a daily basis as adjustments to interest income and the cost of investments. The Portfolios use the specific identification method for determining realized gains or losses from sales of securities.

Income Tax

It is the policy of each Portfolio of the Fund to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

Management has performed an analysis of each Portfolios' tax positions for the open tax years as of October 31, 2009 and has concluded that no provisions for income tax are required. The Portfolios' federal tax returns for the prior three fiscal years (open tax years: October 31, 2006; October 31, 2007; October 31, 2008; October 31, 2009) remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next twelve months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Portfolios. However, management's conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

Expenses

Expenses directly attributed to a specific Portfolio of the Fund are charged to that Portfolio's operations; expenses not directly attributable to a specific Portfolio are allocated among all the Portfolios of the Fund either equitably or based on their average daily net assets. As of

39

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

October 31, 2009

2. Summary of Significant Accounting Policies (continued)

July 1, 2009, pursuant to the Fund's multiple class expense allocation plan, certain expenses are allocated to particular classes of the International Equity Portfolio.

Dividends to Shareholders

It is the policy of the Portfolios to declare dividends from net investment income annually. Net short-term and long-term capital gains distributions for the Portfolios, if any, normally are distributed on an annual basis.

Dividends from net investment income and distributions from net realized gains from investment transactions have been determined in accordance with income tax regulations and may differ from net investment income and realized gains recorded by the Portfolios for financial reporting purposes. Differences result primarily from foreign currency transactions and timing differences related to recognition of income, and gains and losses from investment transactions. In general, to the extent that any differences which are permanent in nature result in over distributions to shareholders, the amount of the over distribution is reclassified within the capital accounts based on its federal tax basis treatment and may be reported as return of capital. Temporary differences do not require reclassification.

Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of the Portfolios' securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at exchange rates prevailing when accrued. The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized gains and losses from foreign currency-related transactions arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolios' books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies arise from changes in the value of assets and liabilities other than investments in securities at the period end, resulting from changes in the exchange rates.

Securities Lending

Each Portfolio is authorized to lend securities from its investment portfolio to banks, brokers and other financial institutions if it receives collateral in cash, U.S. Government securities or other liquid investments which will be maintained at all times in an amount equal to at least 102% of the current market value of loaned domestic securities (including ADRs) and 105% of loaned foreign securities. The loans will be terminable at any time by the Fund. During the period of such a loan, the Portfolio receives an agreed upon portion of the income on the loaned securities and/or a loan fee and may thereby increase its total return. A Portfolio continues to receive interest or dividends on the securities loaned and simultaneously earns either interest on the investment of the cash collateral or fee income if the loan is collateralized with securities rather than cash. However, the Portfolio normally pays lending fees and related expenses from the interest or dividends earned on invested collateral. Although the Fund is indemnified by the securities lending agent, should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. However, loans are made only to borrowers deemed to be in good financial standing by the lending agent based on its ongoing review of such borrowers and are recommended to and approved by the Board. The Portfolios may invest cash collateral they receive in connection with a loan of securities in short-term money market instruments, securities of the U.S. Government and its agencies and other high quality short-term debt instruments. For purposes of complying with the Portfolios' investment policies and restrictions, collateral received in connection with securities loans will not be deemed an asset of the Portfolio unless otherwise required by law. The Board has appointed State Street Bank and Trust Company ("State Street Bank and Trust") as the lending agent for the Portfolios. However, the Portfolios are not currently lending securities. As of October 31, 2009, there were no securities on loan.

3. Significant Agreements and Transactions with Affiliates

The Board has approved an investment advisory agreement (the "Agreement") with the Investment Advisor. The advisory fees are computed daily at an annual rate of 1.25%, 0.75%, and 1.50% of the average daily net assets of Institutional Emerging Markets, International Equity, and Frontier Emerging Markets, respectively.

40

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

October 31, 2009

3. Significant Agreements and Transactions with Affiliates (continued)

The Investment Advisor has voluntarily agreed to reduce its fee to the extent that aggregate expenses exceed an annual rate of 1.30%, 1.00%, and 2.00%, respectively, of the average daily net assets of Institutional Emerging Markets, Institutional Class shares of International Equity, and Institutional Class shares of Frontier Emerging Markets, respectively. For the year ended October 31, 2009, the Investment Advisor voluntarily waived and/or reimbursed $398,771, $107,630, and $132,525 respectively, in investment advisory fees from Institutional Emerging Markets, International Equity, and Frontier Emerging Markets, respectively.

In addition, the Fund has an administration agreement with State Street Bank and Trust, which provides certain accounting, clerical and bookkeeping services, corporate secretarial services, assistance in the preparation and filing of tax returns and reports to shareholders and the SEC, and the service of some State Street Bank and Trust employees as officers serving the Board of Directors. Under this agreement, Institutional Emerging Markets, International Equity, and Frontier Emerging Markets incurred $355,225, $388,387, and $72,070, respectively, for the year ended October 31, 2009.

State Street Bank and Trust serves as transfer agent and chief compliance officer, dividend disbursing agent and agent in connection with any accumulation, open-account or similar plans provided to the shareholders of the Portfolios.

The Fund, on behalf of the Portfolios, has agreements with various financial intermediaries and "mutual fund supermarkets", under which customers of these intermediaries may purchase and hold Portfolio shares. These intermediaries assess fees in consideration for providing certain distribution, account maintenance, record keeping and transactional services. In recognition of the savings of expenses to the Fund arising from the intermediaries' assumption of functions that the Fund would otherwise perform, such as providing sub-accounting and related shareholder services, each Portfolio or class is authorized, pursuant to a shareholder services plan, to pay to each intermediary up to 0.15% of its average daily net assets attributable to that intermediary (subject to the voluntary expense cap). The balance of the intermediaries' fees is paid by the Investment Advisor. Because of voluntary caps on the Portfolios' fees and expenses, the Investment Advisor paid a portion of the Portfolios' share of these fees during the year ended October 31, 2009.

4. Investment Transactions

Cost of purchases and proceeds from sales of investment securities, other than short-term investments, for the year ended October 31, 2009, were as follows for each Portfolio:

Portfolio	Purchase Cost of Investment Securities	Proceeds from Sales of Investment Securities
Institutional Emerging Markets	$89,124,366	$118,082,399
International Equity	64,509,209	48,099,945
Frontier Emerging Markets	4,112,665	3,450,053

The Portfolios are permitted to purchase or sell securities from or to certain other Harding Loevner portfolios under specified conditions outlined in procedures adopted by the Board of Directors of the Fund. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolios from or to another portfolio that is or could be considered an affiliate by virtue of having a common investment advisor complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the year ended October 31, 2009, Institutional Emerging Markets Portfolio engaged in securities sales of $4,909,112.

The cost of investments for federal income tax purposes and the components of net unrealized appreciation on investments at October 31, 2009, for each of the Portfolios were as follows:

Portfolio	Unrealized Appreciation	Unrealized Depreciation	Net	Cost
Institutional Emerging Markets	$25,884,945	$(4,596,961)	$21,287,984	$178,192,339
International Equity	74,040,383	(14,931,994)	59,108,389	233,257,056
Frontier Emerging Markets	1,647,998	(1,880,845)	(232,847)	9,226,874

The unrealized appreciation (depreciation) on foreign currency for Institutional Emerging Markets, International Equity, and Frontier Emerging Markets was $(208,273), $11,134, and $(35,328), respectively, for the year ended October 31, 2009.

41

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

October 31, 2009

5. Distributions to Shareholders

During the year ended October 31, 2009, the tax character of distributions paid from ordinary income was $5,277,778, $3,260,397 and $15,259 for Institutional Emerging Markets, International Equity and Frontier Emerging Markets, respectively. The tax character of distributions paid from long term capital gains was $38,551,418 for International Equity.

During the year ended October 31, 2008, the tax character of distributions paid from ordinary income was $4,814,159 and $9,427,753 for Institutional Emerging Markets and International Equity, respectively. The tax character of distributions paid from long term capital gains was $4,958,355 and 26,554,287 for Institutional Emerging Markets and International Equity, respectively.

As of the components of accumulated earnings/(deficit) on a tax basis were as follows:

Portfolio	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)*	Total Accumulated Earnings/(Deficit)
Institutional Emerging Markets	$1,100,413	$—	$(43,425,611)	$21,079,711	$(21,245,487)
International Equity	2,365,492	—	(11,703,675)	59,119,523	49,781,340
Frontier Emerging Markets	127,836	—	(1,577,373)	(268,175)	(1,717,712)

*  The difference between book basis and tax basis net unrealized appreciation of investment is attributable primarily to the tax deferral of losses on certain sales of securities.

At October 31, 2009, Institutional Emerging Markets had $13,631,817 available as capital loss carryforwards which expire in 2016 and $29,793,794 available as capital loss carryforwards which expire in 2017. International Equity had $11,703,675 available as capital loss carryforwards which expire in 2017. Frontier Emerging Markets had $5,978 available as capital loss carryforwards which expire in 2016 and $1,571,395 available as capital loss carryforwards which expire in 2017.

Primarily as a result of differing book/tax treatment of foreign currency transactions and foreign capital gain tax expenses, the Fund made reclassifications among certain capital accounts. The reclassifications have no impact on the net assets of the Portfolios. As of October 31, 2009, the following reclassifications were made to the Statement of Net Assets.

Portfolio	Paid-in-Capital	Accumulated Undistributed Net Realized Gain/Loss on Investment & Foreign Currency Related Transactions	Accumulated Undistributed Net Investment Income
Institutional Emerging Markets	$—	$217,193	$(217,193)
International Equity	—	71,194	(71,194)
Frontier Emerging Markets	—	17,724	(17,724)

6. Foreign Exchange Contracts

The Portfolios, on occasion, enter into forward foreign exchange contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings. A forward foreign exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the cost of the original contracts and the closing of such contracts is included in net realized gains or losses on foreign currency-related transactions. Fluctuations in the value of forward foreign exchange contracts are recorded for book purposes as unrealized appreciation or depreciation on assets and liabilities denominated in foreign currencies by the Portfolios. The Portfolios are also exposed to credit risk associated with counterparty nonperformance on these forward foreign exchange contracts which is typically limited to the unrealized gain on each open contract.

The Portfolios enter into foreign currency transactions on the spot markets in order to pay for foreign investment purchases or to convert to dollars the proceeds from foreign investment sales or coupon interest receipts. The Portfolios held no open forward foreign currency exchange contracts on October 31, 2009.

42

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

October 31, 2009

7. Capital Share Transactions

Transactions in capital stock for Institutional Emerging Markets were as follows for the periods indicated:

	Year Ended October 31, 2009		Year Ended October 31, 2008
	Shares	Amount	Shares	Amount
Shares sold	4,770,185	$45,649,131	5,039,793	$86,978,082
Shares issued upon reinvestment of dividends	471,426	4,205,119	448,651	8,746,852
	5,241,611	49,854,250	5,488,444	95,724,934
Shares redeemed	(4,136,224)	(42,223,167)	(2,833,224)	(32,362,942)
Net increase	1,105,387	$7,631,083	2,655,220	$63,361,992

Transactions in capital stock for International Equity - Investor Class were as follows for the periods indicated:

	Year Ended October 31, 2009		Year Ended October 31, 2008
	Shares	Amount	Shares	Amount
Shares sold	2,406,941	$24,524,810	440,350	$7,489,395
Shares issued upon reinvestment of dividends	256,261	2,337,103	68,854	1,330,261
	2,663,202	26,861,913	509,204	8,819,656
Shares redeemed	(551,993)	(5,664,340)	(215,285)	(3,696,097)
Net increase	2,111,209	$21,197,573	293,919	$5,123,559

Transactions in capital stock for International Equity - Institutional Class were as follows for the periods indicated:

	Year Ended October 31, 2009		Year Ended October 31, 2008
	Shares	Amount	Shares	Amount
Shares sold	3,607,416	$37,754,041	814,257	$13,994,514
Shares issued upon reinvestment of dividends	4,274,140	38,985,473	1,599,857	30,928,420
	7,881,556	76,739,514	2,414,114	44,922,934
Shares redeemed	(3,062,169)	(29,797,831)	(3,678,345)	(66,170,127)
Net increase (decrease)	4,819,387	$46,941,683	(1,264,231)	$(21,247,193)

Transactions in capital stock for Frontier Emerging Markets - Institutional Class were as follows for the periods indicated:

	Year Ended October 31, 2009		Period From May 27, 2008 to October 31, 2008 (A)
	Shares	Amount	Shares	Amount
Shares sold	553,912	$2,540,000	978,369	$8,698,504
Shares issued upon reinvestment of dividends	1,017	4,708	—	—
	554,929	2,544,708	978,369	8,698,504
Shares redeemed	(90,850)	(454,197)	—	—
Net increase	464,079	$2,090,511	978,369	$8,698,504

(A)  Institutional Class shares commenced operations on May 27, 2008.

Redemptions made within 90 days of purchase may be subject to a redemption fee equal to 2% of the amount redeemed. For the year ended October 31, 2009, Institutional Emerging Markets and International Equity - Institutional Class received $35,508 and $9,202, respectively, in redemption fees related to transactions in shares of common stock as disclosed in the Portfolios' Statements of Changes in Net Assets. For the year ended October 31, 2009, Frontier Emerging Markets did not receive any redemption fees.

43

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

October 31, 2009

8. Concentration of Ownership

At October 31, 2009, the percentage of total shares outstanding held by record shareholders each owning 10% or greater of the aggregate total shares outstanding for each Portfolio or for the share classes listed of each Portfolio was as follows:

	No. of Shareholders	% Ownership
Institutional Emerging Markets	2	21%
International Equity	2	41%
Frontier Emerging Markets	3	94%*

*  Represents omnibus position of broker-dealer representing numerous shareholder accounts.

Investment activities of these shareholders may have a material effect on the Portfolios.

9. Repurchase Agreements

Each Portfolio may enter into repurchase agreements under which a bank or securities firm that is a primary or reporting dealer in U.S. Government securities agrees, upon entering into a contract, to sell such securities to a Portfolio and repurchase such securities from such Portfolio at a mutually agreed upon price and date.

Each Portfolio may engage in repurchase transactions with parties selected on the basis of such party's creditworthiness. Securities purchased subject to repurchase agreements must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

10. Concentration of Risk

Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in U.S. issuers. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. These risks are greater with respect to securities of issuers located in emerging market countries in which Institutional Emerging Markets, International Equity, and Frontier Emerging Markets are authorized to invest.

11. Line of Credit

The Fund participates in a $50 million line of credit agreement with State Street Bank and Trust. Borrowings will be made solely to facilitate the handling of redemptions or unusual or unanticipated short-term cash requirements. Because several Portfolios participate there is no assurance that an individual Portfolio will have access to the entire $50 million at any particular time. Borrowings for International Equity are limited to the lesser of the remaining available credit or 25% of net assets. Borrowings for Institutional Emerging Markets and Frontier Emerging Markets are limited to the lesser of the remaining available credit or 15% of net assets. Interest is charged to each Portfolio based on its borrowings at an amount above the Federal Funds rate. In addition, a commitment fee computed at an annual rate of 0.10% on the line of credit is allocated among the Portfolios. During the year ended October 31, 2009, Institutional Emerging Markets had borrowings on three days, the maximum balance being $4,034,152, at an average weighted interest rate of 1.20%; International Equity Portfolio had borrowings on one day, the maximum balance being $66,185, at an average weighted interest rate of 0.85%; and Frontier Emerging Markets had borrowings on two days, the maximum balance being $115,131, at an average weighted interest rate of 0.85%.

12. Subsequent Event

In accordance with the provisions set forth in FASB Accounting Standards Codification No. 855, "Subsequent Events," adopted by the Fund, Management has evaluated the possibility of subsequent events existing in the Portfolios' financial statements through December 21, 2009, the date the financial statements were issued. Management has determined that there are no subsequent events that would require disclosure in the Portfolios' financial statements through this date.

44

Harding, Loevner Funds, Inc.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholders
Harding, Loevner Funds, Inc.

We have audited the accompanying statements of net assets of the Harding, Loevner Funds, Inc. (comprising, the Frontier Emerging Markets Portfolio, International Equity Portfolio, and the Institutional Emerging Markets Portfolio), (collectively the "Portfolios") as of October 31, 2009, and the related statements of operations for the year then ended, statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Portfolios for the year or period in the year ended October 31, 2005 were audited by other auditors whose report dated December 6, 2005, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2009, by correspondence with the custodian and brokers or other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned Portfolios of the Harding, Loevner Funds, Inc. as of October 31, 2009, the results of their operations for the year then ended, the changes in their net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the four-year period then ended, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania
December 21, 2009

45

Harding, Loevner Funds, Inc.

Supplemental Tax Information

(unaudited)

During the year ended October 31, 2009, none of the Portfolios designated a percentage of distributions from net investment income as qualifying for the dividend received deduction for corporations.

Institutional Emerging Markets, International Equity, and Frontier Emerging Markets paid qualifying foreign taxes of $327,744, $456,565, and $16,215, and earned $4,105,529, $5,726,299 and $232,387 from foreign source income during the year ended October 31, 2009, respectively. Pursuant to Section 853 of the Internal Revenue Code, Institutional Emerging Markets, International Equity and Frontier Emerging Markets designated $0.0214, $0.0185 and $0.0112 per share as foreign taxes paid and $0.2680, $0.2316 and $0.1611 per share as income earned from foreign sources for the year ended October 31, 2009, respectively.

Institutional Emerging Markets, International Equity, and Frontier Emerging Markets had qualifying dividend income of $1,964,127, $3,262,669 and $109,313 respectively, during the year ended October 31, 2009.

Pursuant to Section 852 of the Internal Revenue Code, International Equity designated $38,551,418 as long term capital gain dividends for the year ended October 31, 2009.

46

Harding, Loevner Funds, Inc.

Directors and Principal Officers of the Fund

(unaudited)

Disinterested Directors:

Name, Address and Age	Position with the Fund	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Director	Other Directorships Held by Director
William E. Chapman, II c/o Harding Loevner LP 50 Division Street Fourth Floor Somerville, NJ 08876 Age, 68	Director	Indefinite; Director since 2008	Longboat Retirement Planning Solutions (Consulting Firm), President and Owner, 1998-present; Hewitt Associates, LLC (consulting firm), part-time provider of retirement and investment education seminars, 2000-present; Bowdoin College, Trustee, 2002-present.	6	Trustee, The Managers Funds, (9 portfolios); Trustee, Managers AMG Funds (6 portfolios), Managers Trust I (10 portfolios) and Managers Trust II (6 portfolios); Trustee, Third Avenue Trust (4 portfolios); Trustee, Third Avenue Variable Trust (1 portfolio).

R. Kelly Doherty c/o Harding Loevner LP 50 Division Street Fourth Floor Somerville, NJ 08876 Age, 51	Director	Indefinite; Director since 2004	Cayman Partners (private investment vehicles), Managing Partner, 1999-present.	6	L.P. Thebault & Co. (commercial printing); The Peck School

Charles Freeman c/o Harding Loevner LP 50 Division Street Fourth Floor Somerville, NJ 08876 Age, 45	Director	Indefinite; Director since 2008	Cayman Partners (private investment vehicles), Managing Partner, 1999-present.	6	National Committee for U.S.-China Relations.

Jane A. Freeman c/o Harding Loevner LP 50 Division Street Fourth Floor Somerville, NJ 08876 Age, 56	Director	Indefinite; Director since 1996; Chairperson of Audit Committee 2005-2008; Lead Non-Interested Director since 2008	Scientific Learning Corporation (Education Software), Executive Vice President and Chief Financial Officer, 2000-present; Finance & Business Development, Treasurer and Vice President, 1999-2000.	6	None

Samuel R. Karetsky c/o Harding Loevner LP 50 Division Street Fourth Floor Somerville, NJ 08876 Age, 64	Director	Indefinite; Director since 1998	The Karetsky Group, LLC (Advisory Firm), Managing Member, 2003-present; Wetherby Asset Management, Principal, 2004-present; European Investors Inc., Managing Director, 1998-2002	6	None

47

Harding, Loevner Funds, Inc.

Directors and Principal Officers of the Fund (continued)

(unaudited)

Name, Address and Age	Position with the Fund	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Director	Other Directorships Held by Director
Eric Rakowski c/o Harding Loevner LP 50 Division Street Fourth Floor Somerville, NJ 08876 Age, 51	Director	Indefinite; Director since 2008	University of California at Berkeley School of Law, Professor, 1990-present.	6	Trustee, The Managers Funds, (9 portfolios); Trustee, Managers AMG Funds (6 portfolios), Managers Trust I (10 portfolios) and Managers Trust II (6 portfolios); Trustee, Third Avenue Trust (4 portfolios); Trustee, Third Avenue Variable Trust (1 portfolio).

Raymond J. Clark** c/o Harding Loevner LP 50 Division Street Fourth Floor Somerville, NJ 08876 Age, 73	Director Emeritus	1 year; Director Emeritus since 2009	The Woodrow Wilson National Fellowship Foundation, Treasurer, 08/04-present; Wellesley College, Interim Vice President of Finance and Treasurer, 10/03-6/04; Princeton University, Treasurer, 1987-2001.	6	Princeton Healthcare System

Interested Director:

David R. Loevner*** Harding Loevner LP 50 Division Street, Fourth Floor Somerville, NJ 08876 Age, 55	Director, President and Chairman of the Board	Indefinite; Director, President and Chairman of the Board since 1996	Harding Loevner LP, President, 7/89-present; Parks Tennant Corporation (real estate), President, 1/01-present.	6	Director, Harding, Loevner Funds, plc (4 portfolios)

Jennifer M. Borggaard*** Affiliated Managers, Group, Inc. 600 Hale Street Prides Crossing, MA 01965 Age, 40	Director	Indefinite; Director since 2008	Affiliated Managers Group, Inc. ("AMG") (Asset Management Firm), Senior Vice President, 2007-present, Vice President, 2004-2007, Director and Senior Counsel, 2001-2004.	6	Director, DFD Fund of Funds, plc (4 portfolios)

*  Each director is elected to serve in accordance with the Articles of Incorporation and By-Laws of the Fund until his or her successor is duly elected and qualified.

**  Effective September 9, 2009, Mr. Clark retired as a voting member of the Board and was elected to the position of "Director Emeritus" with a one-year term.

***  David R. Loevner is considered an "interested person" of the Fund as defined in the Investment Company Act of 1940, as amended, because he serves as President of Harding Loevner LP, the Fund's investment advisor. Jennifer M. Borggaard is an interested person of the Fund because she is an officer of AMG.

48

Harding, Loevner Funds, Inc.

Directors and Principal Officers of the Fund (continued)

(unaudited)

Principal Officers of the Fund

Name, Address and Age	Position with the Fund	Term of Office and Length of Time Servedt	Principal Occupation(s) During Past Five Years
Richard Reiter Harding Loevner LP 50 Division Street, Fourth Floor Somerville, NJ 08876 Age, 43	Vice President	1 year ; Vice President since 2007	Harding Loevner LP, Chief Operating Officer 4/96-current.

Puran Dulani Harding Loevner LP 50 Division Street, Fourth Floor Somerville, NJ 08876 Age, 51	Chief Financial Officer and Treasurer	1 year; Chief Financial Officer and Treasurer since 2007	Harding Loevner LP, Chief of Operations and Accounting 3/02-present.

Ellen Blanchard State Street Bank & Trust Company 200 Clarendon Street Boston, MA 02116 Age, 35	Anti-Money Laundering Compliance Officer	1 year; Anti-Money Laundering Compliance Officer since 2007	State Street Bank & Trust Company (formerly, Investors Bank & Trust Company), Director and Senior Associate Counsel, 1/06-present; Senior Manager and Associate Counsel, 8/04-12/05; Manager and Associate Counsel 8/02-8/04; Product Manager, 8/99-8/02.

Donna M. Rogers State Street Bank & Trust Company 200 Clarendon Street Boston, MA 02116 Age, 43	Chief Compliance Officer of the Funds	1 year; Chief Compliance Officer since 2007	State Street Bank & Trust Company, (formerly, Investors Bank & Trust Company), Senior Director, 2002-present.

Brendan J. O'Neill State Street Bank & Trust Company 200 Clarendon Street Boston, MA 02116 Age, 41	Assistant Treasurer	1 year; Assistant Treasurer since 2004	State Street Bank & Trust Company (formerly, Investors Bank & Trust Company), Unit Director 11/07-present, Director 1/05-10/07; Senior Manager 11/02-12/04; Manager 7/00-10/02.

Francine S. Hayes State Street Bank & Trust Company 200 Clarendon Street Boston, MA 02116 Age, 41	Secretary	1 year; Secretary since 2008	State Street Bank & Trust Company (formerly, Investors Bank & Trust Company), Vice President and Senior Counsel, from 2004-present; and Assistant Vice President and Counsel, 2001-2004.

Lori Renzulli Harding Loevner LP 50 Division Street Fourth Floor Somerville, NJ 08876 Age, 41	Assistant Secretary	1 year; Assistant Secretary since 2008	Harding Loevner LP, Chief Counsel and Chief Compliance Officer, 6/06-present; Met Life, Director, Corporate Ethics and Compliance, 1/06-5/06; CitiStreet Retirement Services, Vice President and Counsel, 7/89-12/05.

Brian C. Poole State Street Bank & Trust Company 200 Clarendon Street Boston, MA 02116 Age, 38	Assistant Secretary	1 year; Assistant Secretary since 2008	State Street Bank & Trust Company (formerly, Investors Bank & Trust Company), Vice President and Counsel, 3/08-present and Associate Counsel, 7/04-9/07

t  Officers are elected to hold such office until their successor is elected and qualified to carry out the duties and responsibilities of their office, or until he or she resigns or is removed from office.

The Fund's Statement of Additional Information contains additional information about the Directors of the Fund and is available, without charge, upon request, by calling 1-877-435-8105.

49

Harding, Loevner Funds, Inc.

Results of Written Consent of Shareholders of the Frontier Emerging Markets Portfolio

In April 2009, Harding, Loevner Funds, Inc. (the "Fund") sought approval via written consent from the shareholders of the Frontier Emerging Markets Portfolio (the "Portfolio") to (i) amend the Portfolio's fundamental investment limitation with respect to concentration of investments to permit the Portfolio to invest up to 35% of its assets in the securities of companies in any one industry, if, at the time of investment, that industry represents 20% or more of the Portfolio's benchmark index, currently the MSCI Frontier Markets Index and (ii) that if the Fund seeks the concurrence from the staff of the Division of Investment Management of the Securities and Exchange Commission (the "Staff") to further modify the fundamental investment restriction with respect to the Fund's concentration of investments, and the Staff concurs with the request, the fundamental investment restriction with respect to the Fund's concentration of investments will be that the Fund may invest up to 50% of its total assets in the securities of companies in any one industry if, at the time of investment, that industry represents 20% or more of the Fund's benchmark index, currently the MSCI Frontier Emerging Markets Index.

Proposal 1

1,278,296.209 votes in favor 0 votes against 0 votes abstained

Proposal 2

1,278,296.209 votes in favor 0 votes against 0 votes abstained

50

Harding, Loevner Funds, Inc.

Supplemental Information

(unaudited)

Quarterly Form N-Q Portfolio Schedule

Each Portfolio will file its complete schedule of investments with the SEC on Form N-Q at the end of the first and third fiscal quarters within 60 days of the end of the quarter to which it relates. The Portfolios' Form N-Q will be available on the SEC's website at www.sec.gov and may also be reviewed and copied at the SEC's Public Reference Room whose telephone number is 1-800-SEC-0330. Additionally, they are available upon request by calling 1-877-435-8105.

Proxy Voting Record

The Fund's proxy voting record relating to the Portfolios' securities during the most recent 12-month period ended June 30 is available on the Fund's website at www.hardingloevnerfunds.com and on the SEC's website at www.sec.gov, on Form N-PX.

Proxy Voting Policies and Procedures

A description of the Fund proxy voting policies and procedures are located in the Statement of Additional Information and is available without charge, upon request, by calling 1-877-435-8105 or on the SEC's website at www.sec.gov.

51

Harding, Loevner Funds, Inc.

Officers & Directors and Other Pertinent Information

OFFICERS AND DIRECTORS

David R. Loevner

Director, President and Chairman of the
Board of the Funds

Jennifer M. Borggaard

Director of the Funds

William E. Chapman II

Director of the Funds

R. Kelly Doherty

Director of the Funds

Charles Freeman

Director of the Funds

Jane A. Freeman

Director of the Funds

Samuel R. Karetsky

Director of the Funds

Eric Rakowski

Director of the Funds

Raymond J. Clark

Director Emeritus of the Funds

Donna Rogers

Chief Compliance Officer of the Funds

Ellen Blanchard

Anti-Money Laundering Compliance
Officer of the Funds

Puran Dulani

Chief Financial Officer and Treasurer
for the Funds

Richard Reiter

Vice President of the Funds

Brendan J. O'Neill

Assistant Treasurer of the Funds

Francine S. Hayes

Secretary of the Funds

Lori Renzulli

Assistant Secretary of the Funds

Brian C. Poole

Assistant Secretary of the Funds

52

HARDING, LOEVNER FUNDS, INC.

INVESTMENT ADVISER	DISTRIBUTOR

Harding Loevner LP	Quasar Distributors, LLC
50 Division Street, Fourth Floor	615 East Michigan Street
Somerville, NJ 08876-2943	Milwaukee, WI 53202-5210

ADMINISTRATOR, CUSTODIAN, FUND	INDEPENDENT REGISTERED PUBLIC
ACCOUNTANT, TRANSFER AGENT AND	ACCOUNTING FIRM
DIVIDEND DISBURSING AGENT
KPMG LLP
State Street Bank and Trust Company	1601 Market Street
200 Clarendon Street, 16th Floor, JHT 1651	Philadelphia, PA 19103-2499
Boston, MA 02116

LEGAL COUNSEL

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036-6797

This report is intended for shareholders of Harding, Loevner Funds, Inc. It may not be used as sales literature unless preceded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives, risks and policies of the Portfolios.

HLFSANINST-G 12/09

Item 2. Code of Ethics.

As of October 31, 2009, the Registrant has adopted a code of ethics that applies to the Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer.  For the year ended October 31, 2009, there were no amendments to a provision of its code of ethics, nor were there any waivers granted from a provision of the code of ethics. A copy of its code of ethics is filed with this Form N-CSR under Item 12(a)(1).

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Directors has determined that the Registrant has one audit committee financial expert serving on its audit committee.  The audit committee financial expert serving on the Registrant’s audit committee is William Chapman, who is independent.

Item 4. Principal Accountant Fees and Services.

(a) AUDIT FEES:  The aggregate fees billed for each of the last two fiscal years for professional services rendered by KPMG LLP for the audit of the registrant annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $128,225 in 2009 and $124,500 in 2008.

(b) AUDIT-RELATED FEES:  The aggregate fees billed in each of the last two fiscal years for assurance and related services by KPMG LLP that are reasonably related to the performance of the audit of the registrant financial statements and are not reported under paragraph (a) of this Item are NONE.

(c) TAX FEES:  The aggregate fees billed in each of the last two fiscal years for professional services rendered by KPMG LLP for the review of domestic tax returns was $38,100 in 2009 and $25,500 in 2008.  The aggregate fees billed for each of the last two fiscal years for preparation of Indian income-tax returns prepared by Ernst Young LLP was $18,158 in 2009 and 59,844 in 2008.

(d) ALL OTHER FEES: The aggregate fees billed in each of the last two fiscal years for products and services provided by KPMG LLP, other than the services reported in paragraphs (a) through (c) of this Item are NONE.

(e)(1) Disclose the audit committee pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

A copy of the Audit Committee’s Pre-Approval Policies and Procedures is filed with this Form N-CSR under Item 12(c).

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) Not applicable

(c) 100%

(d) Not applicable

(f) Not applicable.

(g) Not applicable.

(h) Not applicable.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments

(a)                         Included as Part of the Reports to Shareholders filed as Item 1 herewith.

(b)        Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 8. Portfolio Managers of Closed-end Management Investment Companies.

Not applicable to this registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this registrant.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective as of a date within 90 days prior to the filing date of this report, based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) SOX Code of Ethics is attached.

(a)(2) Section 302 Certification letters are attached.

(b) Section 906 Certifications are attached.

(c) Audit Committee Pre-Approval Policies and Procedures are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Harding, Loevner Funds, Inc.

By:	/s/ David R. Loevner
David R. Loevner, President

Date: January 7, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David R. Loevner
David R. Loevner, President

Date: January 7, 2010

By:	/s/ Puran Dulani
Puran Dulani, Treasurer and Chief Financial Officer

Date: January 7, 2010